UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05570
                                                     ---------------------

                   Nuveen Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                --------------------------------
                                                Semiannual Report April 30, 2005
                                                --------------------------------

                  Nuveen Investments
                  Municipal Closed-End
                  Exchange-Traded
                  Funds

  NUVEEN PREMIUM
INCOME MUNICIPAL
      FUND, INC.
             NPI                       [GRAPHIC OMITTED]

  NUVEEN PREMIUM
INCOME MUNICIPAL
    FUND 2, INC.
             NPM

  NUVEEN PREMIUM
INCOME MUNICIPAL
    FUND 4, INC.
             NPT

                  DEPENDABLE,
                  TAX-FREE INCOME BECAUSE
                  IT'S NOT WHAT YOU EARN,
                  IT'S WHAT YOU KEEP.(R)

                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                 [PHOTO OMITTED]

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(Be sure to have the address sheet that accompanied this report handy. You'll
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                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
 Chairman of the Board

      Chairman's
              Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

      As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.

"In fact, a well-diversified portfolio may actually help to reduce your overall investment risk."

      From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

      As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

      Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

      These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

      At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      June 15, 2005

Nuveen Investments Municipal Closed-End Exchange-Traded Funds
NPI, NPM, NPT

Portfolio Managers'
         Comments

Portfolio managers Dan Solender and Tom Spalding review key investment strategies and the semiannual performance of these three Funds. With thirteen years of investment experience, including nine at Nuveen, Dan assumed portfolio management responsibility for NPI and NPM in 2003. A 30-year veteran of Nuveen, Tom has managed NPT since 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2005?

Between November 2004 and April 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term rate benchmark from 1.75% to 2.75%. (On May 3, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, bringing the fed funds rate to 3.00%.) Given these short-term rate increases, many market participants expected to see steadily higher interest rates across most of the municipal market yield curve as we moved through the reporting period. This did not occur, as longer-term yields (as measured by the widely-followed Bond Buyer 25 Revenue Municipal Bond Index) declined by 14 basis points during the six-month period. As a result, the municipal yield curve flattened.

In this environment, our focus for each of these Funds remained on a strategy we have employed for the past few years - finding and holding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that could also perform well under a variety of future market scenarios.

In general, our purchase activity during this period concentrated on bonds in the long-intermediate part of the yield curve, that is, bonds that mature in about 20 years. In our opinion, this part of the municipal market yield curve often offered more attractive opportunities and better values than bonds with longer or shorter maturities. In addition, buying bonds in this segment of the curve helped improve the overall effective maturity positioning of NPI and NPM by replacing or counterbalancing these Funds' relatively large holdings of bonds with effective maturities of less than 10 years. Since many of these shorter effective maturity bonds were priced to early call dates, this purchase strategy also helped us to diversify the call exposure of the Funds.

We also sought to keep the Funds fully invested. This was helped by the strong supply of municipal bonds during this reporting period. For the six months ended April 2005, municipal issuance nationwide totaled approximately $187.7 billion, up 8.6% from the six months ended April 2004. One of the major drivers of the increased supply during this current period was a significant growth in the number of refundings, as issuers sought to take advantage of relatively low current interest rates.

Overall, the percentage of insured and higher credit quality securities that came to market during this period was greater than typically seen. As a result, many of our new purchases over this six-month period were bonds that were rated AAA or AA. Although the market provided fewer opportunities in the lower-rated investment-grade categories, we did seek to maintain or augment the Fund's holdings at this end of the quality spectrum when attractive occasions arose. This generally benefited all the Funds, as lower-rated bonds often were among the best performers during this reporting period. Many of these portfolio additions were made with the proceeds from sales of pre-refunded bonds, which tended to underperform in the interest rate environment of the past six months.

In looking for new additions to the portfolios of NPI and NPM, we sought bonds with premium prices - that is, bonds trading above their par value because they have coupons greater than current coupon levels. Historically, these bonds have tended to hold their value better than current coupon bonds when interest rates rise. When possible, we purchased bonds issued within states like New York, California, Michigan and Florida where investors typically show strong, consistent demand for municipal bonds. We believe this historically strong demand, regardless of the economic or interest rate environment, may provide more price support over time for the bonds in the Funds' portfolios, and also provide for enhanced liquidity if opportunities arise to sell the securities at attractive prices.

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as for a comparative index and average, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*

For periods ended 4/30/05

                             6-Month        1-Year         5-Year       10-Year
--------------------------------------------------------------------------------
NPI                          3.37%          10.63%         8.74%        6.73%
--------------------------------------------------------------------------------
NPM                          3.19%          11.31%         8.33%        7.59%
--------------------------------------------------------------------------------
NPT                          4.14%          12.20%         6.87%        6.61%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index(1)      1.93%           6.82%         7.04%        6.48%
--------------------------------------------------------------------------------
Lipper General
Leveraged Municipal
Debt Funds Average(2)        3.83%          10.67%         8.98%        7.17%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2005, the cumulative returns on net asset value (NAV) for all three of the Funds covered in this report outperformed the return on the Lehman Brothers Municipal Bond Index. NPT also outperformed the average return for the Lipper peer group, while NPI and NPM trailed this measure.

One of the primary factors benefiting the six-month performance of these Funds relative to that of the unmanaged, unleveraged Lehman Brothers index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods of rising interest rates, this strategy can also provide

(1) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

(2) The Lipper General Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 67 funds; 1 year, 67 funds; 5 years, 51 funds; and 10 years, 46 funds. Fund and Lipper returns assume reinvestment of dividends.

opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

As noted earlier, the municipal market yield curve flattened over the course of the reporting period. As a result, the prices of bonds with longer maturities generally tended to perform better than those of securities with shorter maturities. This benefited the performance of NPT, which had more exposure to the longer end of the yield curve than NPI or NPM. The relative exposures to longer and shorter effective maturity bonds among these Funds accounted for much of the performance differential between them over these six-months.

The flattening of the yield curve during this period also reflected an environment in which many issuers found refundings more economically feasible. This led to an increase in escrowed and pre-refunded holdings, especially in NPI and NPM. The performance of the Funds was boosted by the price appreciation and enhanced credit quality accompanying these advance refundings. At the same time, however, the Funds' holdings of older pre-refunded bonds tended to underperform the general municipal market during this period due primarily to their shorter effective maturities.

All of the Funds also benefited from their allocations of lower quality bonds during this period, with bonds rated BBB generally outperforming other credit quality sectors as the demand for these bonds increased. Among the lower-rated holdings making positive contributions to the Funds' cumulative six-month returns were hospital bonds, as the healthcare sector ranked second in terms of performance among the Lehman municipal revenue sectors for the period. In addition, bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period, as the litigation environment improved and increased demand drove tobacco bond prices higher. As of April 30, 2005, NPT held approximately 5% of its portfolio in tobacco bonds, while NPI and NPM held just over 2% of their portfolios in these types of bonds.

Zero coupon bonds as a group outperformed the general municipal market during this six-month period, and the performance of NPM was helped by its holdings in this category.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2005?

Even though lower quality bonds performed well over this period, we continued to believe that in the current geopolitical and economic climate it was important to maintain strong credit quality. As of April 30, 2005, all three of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 75% in NPM to 77% in NPI and 81% in NPT.

At the end of April 2005, potential call exposure for the period May 2005 through the end of 2006 ranged from 9% in NPI to 11% in NPM and 12% in NPT. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

                                                      Dividend and Share Price
                                                                  INFORMATION

All three Funds in this report use leverage to enhance opportunities for additional income for common shareholders. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to MuniPreferred shareholders, which can leave more earnings to support common share dividends. However, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise. While leveraging can still provide benefits for common shareholders as short-term rates rise, the extent of the benefit may be less. In addition, any reinvested proceeds from bonds called or retired during this period were reinvested in a low interest rate environment, which also tended to reduce the income generated by the Funds. The combination of these two factors led to a dividend reduction in NPI, NPM and NPT over the six-month period ended April 30, 2005.

Due to capital gains generated by normal portfolio activity, common shareholders of NPM received a long-term capital gain distribution of $0.0971 per share and a net ordinary income distribution of $0.0029 per share at the end of December 2004.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders.

As of April 30, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                                         4/30/05      6-MONTH AVERAGE
                                        DISCOUNT             DISCOUNT
--------------------------------------------------------------------------------
NPI                                       -6.50%               -7.41%
--------------------------------------------------------------------------------
NPM                                       -8.94%               -8.07%
--------------------------------------------------------------------------------
NPT                                      -10.10%               -9.11%
--------------------------------------------------------------------------------

Nuveen Premium Income Municipal Fund, Inc.

NPI

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranted                            66%
-------------------------------------------------
AA                                            11%
-------------------------------------------------
A                                             15%         [PIE CHART]
-------------------------------------------------
BBB                                            5%
-------------------------------------------------
BB or Lower                                    1%
-------------------------------------------------
NR                                             2%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                             0.08
Jun                             0.08
Jul                             0.08
Aug                             0.08
Sep                             0.08
Oct                             0.08
Nov                             0.08
Dec                             0.08
Jan                             0.08
Feb                             0.08
Mar                            0.077
Apr                            0.077


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.58
                              13.58
                              13.58
                              13.68
                              13.62
                              13.69
                              13.78
                              13.84
                              13.84
                              13.84
                              13.88
                              13.87
                              13.85
                              14.03
                              14.01
                              14
                              14
                              13.96
                              14
                              13.99
                              14
                              14.05
                              14.05
                              14.03
                              14.03
                              14.02
                              14.03
                              14.08
                              14.2
                              14.22
                              14.21
                              14.28
                              14.22
                              14.13
                              14.22
                              14.25
                              14.22
                              14.34
                              14.24
                              14.26
                              14.22
                              14.29
                              14.34
                              14.31
                              14.33
                              14.31
                              14.37
                              14.35
                              14.37
                              14.45
                              14.38
                              14.22
                              14.15
                              14.13
                              14.23
                              14.23
                              14.23
                              14.33
                              14.34
                              14.3
                              14.23
                              14.24
                              14.22
                              14.19
                              14.26
                              14.24
                              14.26
                              14.25
                              14.26
                              14.25
                              14.25
                              14.26
                              14.3
                              14.33
                              14.43
                              14.44
                              14.39
                              14.02
                              13.75
                              13.97
                              13.81
                              13.87
                              14.05
                              14.05
                              14.13
                              14.14
                              14.07
                              14.03
                              14.07
                              14.1
                              14.03
                              14.02
                              13.94
                              13.85
                              13.88
                              13.82
                              13.94
                              13.92
                              13.9
                              14
                              14.01
                              13.99
                              13.91
                              13.83
                              13.87
                              13.7
                              13.69
                              13.68
                              13.68
                              13.65
                              13.64
                              13.61
                              13.65
                              13.7
                              13.84
                              13.89
                              13.93
                              13.91
                              13.97
                              14.03
                              14.19
                              14.15
                              14.05
                              13.9
                              13.91
                              13.84
                              13.87
                              13.86
                              13.89
                              13.91
                              13.94
                              13.89
                              13.94
                              13.98
                              14.07
                              14.1
                              14.2
                              14.3
                              14.39
                              14.4
                              14.45
                              14.45
                              14.48
                              14.52
                              14.43
                              14.44
                              14.4
                              14.36
                              14.5
                              14.26
                              14.06
                              14.14
                              14.24
                              14.25
                              14.2
                              14.24
                              14.26
                              14.25
                              14.28
                              14.31
                              14.26
                              14.1
                              14.1
                              13.88
                              13.87
                              13.85
                              13.77
                              13.79
                              13.77
                              13.95
                              13.88
                              13.68
                              13.86
                              13.73
                              13.73
                              13.88
                              13.93
                              14.04
                              13.99
                              13.9
                              14.05
                              14.07
                              14
                              14.09
                              14.05
                              14.04
                              14
                              13.98
                              14.11
                              14.05
                              14.09
                              14.1
                              14.07
                              14.13
                              14.12
                              14.13
                              14.14
                              14.24
4/30/05                        14.24


Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.24
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.23
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.50%
--------------------------------------------------------------------------------
Market Yield                                                               6.49%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.01%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $971,746
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     16.69
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.73
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 7/18/88)
--------------------------------------------------------------------------------
                                                 On Share Price           On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                          2.97%                3.37%
--------------------------------------------------------------------------------
1-Year                                               15.44%               10.63%
--------------------------------------------------------------------------------
5-Year                                               11.29%                8.74%
--------------------------------------------------------------------------------
10-Year                                               6.39%                6.73%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 11.3%
--------------------------------------------------------------------------------
New York                                                                   10.5%
--------------------------------------------------------------------------------
Texas                                                                       8.1%
--------------------------------------------------------------------------------
Illinois                                                                    6.1%
--------------------------------------------------------------------------------
Nevada                                                                      6.0%
--------------------------------------------------------------------------------
Massachusetts                                                               5.8%
--------------------------------------------------------------------------------
Washington                                                                  5.5%
--------------------------------------------------------------------------------
New Jersey                                                                  4.6%
--------------------------------------------------------------------------------
South Carolina                                                              4.2%
--------------------------------------------------------------------------------
Minnesota                                                                   3.6%
--------------------------------------------------------------------------------
Colorado                                                                    3.0%
--------------------------------------------------------------------------------
District of Columbia                                                        3.0%
--------------------------------------------------------------------------------
Michigan                                                                    3.0%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.8%
--------------------------------------------------------------------------------
Wisconsin                                                                   1.9%
--------------------------------------------------------------------------------
Florida                                                                     1.8%
--------------------------------------------------------------------------------
Indiana                                                                     1.8%
--------------------------------------------------------------------------------
Other                                                                      17.0%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     19.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     14.4%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            14.0%
--------------------------------------------------------------------------------
Healthcare                                                                 11.6%
--------------------------------------------------------------------------------
Utilities                                                                  10.0%
--------------------------------------------------------------------------------
Transportation                                                              9.6%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           8.3%
--------------------------------------------------------------------------------
Other                                                                      12.7%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Premium Income Municipal Fund 2, Inc.
NPM

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranted                            66%
-------------------------------------------------
AA                                             9%
-------------------------------------------------
A                                             14%         [PIE CHART]
-------------------------------------------------
BBB                                            7%
-------------------------------------------------
NR                                             4%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                           0.0815
Jun                           0.0815
Jul                           0.0815
Aug                           0.0815
Sep                           0.0815
Oct                           0.0815
Nov                           0.0815
Dec                           0.0815
Jan                           0.0815
Feb                           0.0815
Mar                           0.0785
Apr                           0.0785



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        13.46
                              13.53
                              13.45
                              13.23
                              12.95
                              12.97
                              13.24
                              13.1
                              12.89
                              13.12
                              13.13
                              13.06
                              13.1
                              13.13
                              13.22
                              13.21
                              13.26
                              13.38
                              13.5
                              13.45
                              13.45
                              13.45
                              13.39
                              13.42
                              13.5
                              13.42
                              13.45
                              13.46
                              13.42
                              13.22
                              13.2
                              13.15
                              13.08
                              13.09
                              13.2
                              13.13
                              13.2
                              13.34
                              13.3
                              13.31
                              13.29
                              13.41
                              13.5
                              13.67
                              13.74
                              13.74
                              13.78
                              13.81
                              13.83
                              13.79
                              13.83
                              13.8
                              13.87
                              13.88
                              13.76
                              13.67
                              13.64
                              13.62
                              13.7
                              13.62
                              13.67
                              13.75
                              13.79
                              13.79
                              13.85
                              13.9
                              13.97
                              13.98
                              14.11
                              14.08
                              14.08
                              14.02
                              14.06
                              14.19
                              14.1
                              14.16
                              14.22
                              14.27
                              14.28
                              14.26
                              14.3
                              14.31
                              14.28
                              14.44
                              14.44
                              14.5
                              14.55
                              14.4
                              14.37
                              14.5
                              14.51
                              14.61
                              14.63
                              14.6
                              14.58
                              14.56
                              14.57
                              14.67
                              14.61
                              14.55
                              14.62
                              14.6
                              14.49
                              14.54
                              14.52
                              14.49
                              14.41
                              14.33
                              14.35
                              14.38
                              14.41
                              14.37
                              14.45
                              14.43
                              14.47
                              14.4
                              14.42
                              14.46
                              14.42
                              14.5
                              14.51
                              14.45
                              14.5
                              14.49
                              14.49
                              14.46
                              14.49
                              14.57
                              14.61
                              14.65
                              14.58
                              14.62
                              14.35
                              14.07
                              14.2
                              14.11
                              14.12
                              14.2
                              14.24
                              14.19
                              14.24
                              14.25
                              14.14
                              14.16
                              14.15
                              14.14
                              14.21
                              14.12
                              14.03
                              14.02
                              13.94
                              14.09
                              14.08
                              14.12
                              14.11
                              14.12
                              14.2
                              14.04
                              14.06
                              14.1
                              13.96
                              13.94
                              13.95
                              14
                              13.96
                              14.01
                              13.97
                              13.91
                              13.97
                              14.03
                              14.08
                              14.14
                              14.28
                              14.22
                              14.34
                              14.43
                              14.26
                              14.29
                              14.11
                              14.15
                              14.04
                              14.05
                              14.02
                              14.05
                              14.06
                              14.13
                              14.19
                              14.17
                              14.22
                              14.27
                              14.26
                              14.34
                              14.36
                              14.39
                              14.49
                              14.54
                              14.52
                              14.61
                              14.65
                              14.58
                              14.51
                              14.52
                              14.52
                              14.55
                              14.42
                              14.19
                              14.28
                              14.37
                              14.47
                              14.45
                              14.45
                              14.39
                              14.41
                              14.45
                              14.5
                              14.49
                              14.22
                              14.29
                              14.16
                              14
                              13.99
                              13.86
                              13.96
                              13.9
                              13.77
                              13.6
                              13.41
                              13.61
                              13.6
                              13.8
                              13.77
                              13.85
                              13.89
                              13.8
                              13.71
                              13.84
                              13.74
                              13.71
                              13.84
                              13.84
                              13.74
                              13.75
                              13.77
                              13.82
                              13.8
                              13.79
                              13.73
                              13.76
                              13.8
                              13.75
                              13.89
                              13.98
                              14.05
4/30/05                        14.05



Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                     $  14.05
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  15.43
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -8.94%
--------------------------------------------------------------------------------
Market Yield                                                               6.70%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.31%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $634,120
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     16.25
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.78
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 7/23/92)
--------------------------------------------------------------------------------
                                                  On Share Price          On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                          0.47%                3.19%
--------------------------------------------------------------------------------
1-Year                                               12.50%               11.31%
--------------------------------------------------------------------------------
5-Year                                                8.26%                8.33%
--------------------------------------------------------------------------------
10-Year                                               8.09%                7.59%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
New York                                                                   12.8%
--------------------------------------------------------------------------------
Illinois                                                                   11.4%
--------------------------------------------------------------------------------
Texas                                                                       8.3%
--------------------------------------------------------------------------------
California                                                                  7.3%
--------------------------------------------------------------------------------
South Carolina                                                              6.3%
--------------------------------------------------------------------------------
Washington                                                                  6.1%
--------------------------------------------------------------------------------
Missouri                                                                    4.4%
--------------------------------------------------------------------------------
Massachusetts                                                               4.0%
--------------------------------------------------------------------------------
Nevada                                                                      3.6%
--------------------------------------------------------------------------------
Ohio                                                                        3.6%
--------------------------------------------------------------------------------
Minnesota                                                                   3.3%
--------------------------------------------------------------------------------
New Jersey                                                                  2.8%
--------------------------------------------------------------------------------
Indiana                                                                     2.3%
--------------------------------------------------------------------------------
Florida                                                                     2.2%
--------------------------------------------------------------------------------
Michigan                                                                    2.1%
--------------------------------------------------------------------------------
Rhode Island                                                                1.8%
--------------------------------------------------------------------------------
Other                                                                      17.7%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     21.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     15.2%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            13.7%
--------------------------------------------------------------------------------
Utilities                                                                  12.9%
--------------------------------------------------------------------------------
Healthcare                                                                 11.8%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           6.7%
--------------------------------------------------------------------------------
Transportation                                                              5.8%
--------------------------------------------------------------------------------
Other                                                                      12.9%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinaryincome distributions in December 2004 of $0.1000 per share.

Nuveen Premium Income Municipal Fund 4, Inc.
NPT

Performance
      Overview As of April 30, 2005

Credit Quality
(as a % of total invstments)

-------------------------------------------------
AAA/U.S. Guaranted                            72%
-------------------------------------------------
AA                                             9%
-------------------------------------------------
A                                              9%         [PIE CHART]
-------------------------------------------------
BBB                                            6%
-------------------------------------------------
BB or Lower                                    2%
-------------------------------------------------
NR                                             2%
-------------------------------------------------

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                            0.071
Jun                            0.071
Jul                            0.071
Aug                            0.071
Sep                            0.071
Oct                            0.071
Nov                            0.071
Dec                            0.071
Jan                            0.071
Feb                            0.071
Mar                            0.068
Apr                            0.068


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/04                        11.83
                              11.69
                              11.59
                              11.55
                              11.31
                              11.19
                              11.41
                              11.31
                              11.25
                              11.36
                              11.33
                              11.27
                              11.27
                              11.32
                              11.42
                              11.47
                              11.58
                              11.62
                              11.76
                              11.89
                              11.89
                              11.83
                              11.82
                              11.82
                              11.78
                              11.73
                              11.73
                              11.73
                              11.64
                              11.47
                              11.53
                              11.5
                              11.5
                              11.49
                              11.58
                              11.53
                              11.57
                              11.59
                              11.58
                              11.55
                              11.55
                              11.61
                              11.75
                              11.97
                              11.98
                              12.06
                              12.11
                              12.15
                              12.21
                              12.07
                              12.08
                              12.08
                              12.19
                              12.21
                              12.08
                              12.02
                              12.07
                              12.1
                              12.08
                              11.98
                              11.95
                              12.07
                              12.12
                              12.12
                              12.13
                              12.19
                              12.19
                              12.21
                              12.32
                              12.35
                              12.36
                              12.31
                              12.31
                              12.36
                              12.39
                              12.45
                              12.46
                              12.4
                              12.41
                              12.44
                              12.4
                              12.39
                              12.47
                              12.53
                              12.56
                              12.57
                              12.54
                              12.54
                              12.55
                              12.55
                              12.58
                              12.6
                              12.67
                              12.65
                              12.66
                              12.6
                              12.63
                              12.67
                              12.59
                              12.61
                              12.68
                              12.72
                              12.78
                              12.78
                              12.71
                              12.63
                              12.59
                              12.5
                              12.59
                              12.61
                              12.61
                              12.58
                              12.69
                              12.65
                              12.66
                              12.63
                              12.57
                              12.59
                              12.66
                              12.66
                              12.69
                              12.65
                              12.64
                              12.72
                              12.7
                              12.74
                              12.74
                              12.74
                              12.76
                              12.87
                              12.8
                              12.86
                              12.53
                              12.26
                              12.38
                              12.33
                              12.3
                              12.34
                              12.39
                              12.4
                              12.45
                              12.43
                              12.35
                              12.37
                              12.4
                              12.37
                              12.38
                              12.24
                              12.19
                              12.26
                              12.07
                              12.21
                              12.32
                              12.35
                              12.41
                              12.41
                              12.5
                              12.31
                              12.2
                              12.21
                              12.05
                              11.95
                              11.85
                              11.84
                              11.83
                              11.84
                              11.85
                              11.85
                              11.99
                              12.06
                              12.2
                              12.24
                              12.3
                              12.27
                              12.36
                              12.44
                              12.34
                              12.31
                              12.22
                              12.13
                              12.13
                              12.2
                              12.19
                              12.25
                              12.22
                              12.27
                              12.28
                              12.29
                              12.32
                              12.36
                              12.38
                              12.47
                              12.5
                              12.53
                              12.55
                              12.62
                              12.59
                              12.63
                              12.8
                              12.67
                              12.61
                              12.67
                              12.65
                              12.53
                              12.45
                              12.35
                              12.45
                              12.54
                              12.58
                              12.56
                              12.57
                              12.55
                              12.52
                              12.56
                              12.56
                              12.54
                              12.34
                              12.35
                              12.24
                              12.12
                              12.09
                              12.04
                              12.06
                              11.93
                              11.95
                              11.89
                              11.69
                              11.85
                              11.72
                              11.69
                              11.9
                              12.04
                              12.12
                              12.14
                              12.15
                              12.2
                              12.16
                              12.15
                              12.2
                              12.25
                              12.11
                              12.05
                              12.03
                              12.11
                              12.2
                              12.16
                              12.08
                              12.13
                              12.16
                              12.17
                              12.25
                              12.26
                              12.29
4/30/05                       12.29

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                     $  12.29
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                        $  13.67
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                -10.10%
--------------------------------------------------------------------------------
Market Yield                                                               6.64%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                9.22%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $591,129
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     17.69
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.12
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 2/19/93)
--------------------------------------------------------------------------------
                                                  On Share Price          On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                         -0.20%                4.14%
--------------------------------------------------------------------------------
1-Year                                               11.52%               12.20%
--------------------------------------------------------------------------------
5-Year                                                7.69%                6.87%
--------------------------------------------------------------------------------
10-Year                                               7.02%                6.61%
--------------------------------------------------------------------------------

States
(as a % of total investments)
--------------------------------------------------------------------------------
Texas                                                                      11.7%
--------------------------------------------------------------------------------
Illinois                                                                    9.1%
--------------------------------------------------------------------------------
Washington                                                                  6.6%
--------------------------------------------------------------------------------
New York                                                                    5.9%
--------------------------------------------------------------------------------
Indiana                                                                     5.8%
--------------------------------------------------------------------------------
California                                                                  5.2%
--------------------------------------------------------------------------------
Florida                                                                     4.6%
--------------------------------------------------------------------------------
Michigan                                                                    4.1%
--------------------------------------------------------------------------------
Colorado                                                                    4.0%
--------------------------------------------------------------------------------
Utah                                                                        4.0%
--------------------------------------------------------------------------------
District of Columbia                                                        3.5%
--------------------------------------------------------------------------------
Nevada                                                                      3.1%
--------------------------------------------------------------------------------
South Carolina                                                              2.7%
--------------------------------------------------------------------------------
New Jersey                                                                  2.5%
--------------------------------------------------------------------------------
Rhode Island                                                                2.2%
--------------------------------------------------------------------------------
Alabama                                                                     2.2%
--------------------------------------------------------------------------------
Puerto Rico                                                                 2.1%
--------------------------------------------------------------------------------
North Carolina                                                              2.1%
--------------------------------------------------------------------------------
Other                                                                      18.6%
--------------------------------------------------------------------------------

Sectors
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.4%
--------------------------------------------------------------------------------
Healthcare                                                                 13.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     13.7%
--------------------------------------------------------------------------------
Utilities                                                                  13.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            12.2%
--------------------------------------------------------------------------------
Transportation                                                              6.8%
--------------------------------------------------------------------------------
Water and Sewer                                                             5.5%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.1%
--------------------------------------------------------------------------------
Other                                                                       7.4%
--------------------------------------------------------------------------------

(1) Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Premium Income Municipal Fund, Inc. (NPI)

Portfolio of
        Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Alabama - 1.5% (1.0% of Total Investments)

$      4,050     Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,
                   Series 2000, 6.125%, 12/01/16                                      6/10 at 102.00          A-    $    4,365,576

       5,020     DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
                   Bonds, Series 2002, 5.250%, 6/01/18                                6/12 at 101.00          A+         5,267,486

       1,000     Montgomery BMC Special Care Facilities Financing Authority,
                   Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C,
                   5.250%, 11/15/29                                                  11/14 at 100.00        Baa1         1,007,890

       3,330     University of South Alabama, Student Tuition Revenue Bonds,
                   Series 2004, 5.000%, 3/15/23 - FGIC Insured                        3/14 at 100.00         Aaa         3,539,024
-----------------------------------------------------------------------------------------------------------------------------------
                 Alaska - 1.0% (0.6% of Total Investments)

                 Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
       2,000       5.250%, 9/01/17 - FGIC Insured                                     9/13 at 100.00         AAA         2,205,500
       2,035       5.250%, 9/01/18 - FGIC Insured                                     9/13 at 100.00         AAA         2,244,096

       5,000     Northern Tobacco Securitization Corporation, Alaska, Tobacco
                   Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31        6/10 at 100.00         BBB         5,120,000
-----------------------------------------------------------------------------------------------------------------------------------
                 Arizona - 1.7% (1.1% of Total Investments)

       5,000     Arizona School Facilities Board, Certificates of Participation,
                   Series 2003B, 5.250%, 9/01/18 (Pre-refunded to 9/01/13) - FGIC
                   Insured                                                            9/13 at 100.00         AAA         5,628,600

       5,700     Pima County Industrial Development Authority, Arizona, Lease
                   Obligation Revenue Refunding Bonds, Tucson Electric Power
                   Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured               7/05 at 101.50         AAA         5,966,760

       4,130     University of Arizona, Certificates of Participation, Series
                   2002B, 5.125%, 6/01/18 - AMBAC Insured                             6/12 at 100.00         AAA         4,463,126
-----------------------------------------------------------------------------------------------------------------------------------
                 Arkansas - 0.7% (0.5% of Total Investments)

         480     Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds,
                   Series 2000, 5.650%, 12/01/25 -AMBAC Insured                      12/10 at 100.00         AAA           528,374

       1,000     Sebastian County Community Junior College District, Arkansas,
                   General Obligation Improvement Bonds, Series 1999, 5.950%,
                   4/01/29 (Pre-refunded to 4/01/09) - AMBAC Insured                  4/09 at 100.00         AAA         1,110,520

       5,245     University of Arkansas, Fayetteville, Athletic Facilities Revenue
                   Bonds, Razorback Stadium, Series 1999, 5.050%, 9/15/20 - AMBAC
                   Insured                                                            9/09 at 100.00         Aaa         5,552,462
-----------------------------------------------------------------------------------------------------------------------------------
                 California - 17.4% (11.3% of Total Investments)

       9,200     Alameda Corridor Transportation Authority, California, Subordinate
                   Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/20 - AMBAC
                   Insured                                                              No Opt. Call         AAA         4,521,156

       2,000     California Educational Facilities Authority, Revenue Bonds,
                   Occidental College, Series 2005A, 5.000%, 10/01/30 - MBIA
                   Insured                                                           10/15 at 100.00         Aaa         2,119,120

                 California Health Facilities Financing Authority, Health
                   Facility Revenue Bonds, Adventist Health
                   System/West, Series 2003A:
       3,700       5.000%, 3/01/28                                                    3/13 at 100.00           A         3,746,435
       7,000       5.000%, 3/01/33                                                    3/13 at 100.00           A         7,065,100

       5,500     California Health Facilities Financing Authority, Health Facility
                   Revenue Bonds, Catholic Healthcare West, Series 2004I, 4.950%,
                   7/01/26 (Mandatory put 7/01/14)                                      No Opt. Call          A-         5,778,960

                 California, General Obligation Bonds, Series 2004:
       5,000       5.000%, 4/01/10                                                      No Opt. Call           A         5,404,400
       2,000       5.125%, 2/01/25                                                    2/14 at 100.00           A         2,115,460
      10,000       5.125%, 2/01/26                                                    2/14 at 100.00           A        10,532,600

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 California (continued)

$      4,000     California Department of Water Resources, Power Supply Revenue
                   Bonds, Series 2002A, 6.000%, 5/01/15                               5/12 at 101.00          A2    $    4,608,840

       4,000     California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%,
                   7/01/14                                                              No Opt. Call         AA-         4,499,840

      23,725     California State Public Works Board, Lease Revenue Refunding
                   Bonds, Various University of California Projects, Series 1993A,
                   5.500%, 6/01/21                                                    6/05 at 100.00         Aa2        23,754,419

      11,395     California State Public Works Board, Lease Revenue Bonds,
                   Department of Corrections, Series 1993E, 5.500%, 6/01/15             No Opt. Call          A-        12,456,444

       1,640     California Statewide Community Development Authority, Revenue
                   Bonds, Daughters of Charity Health System, Series 2005A, 5.250%,
                    7/01/30                                                           7/15 at 100.00        BBB+         1,709,470

       3,575     Chula Vista, California, Industrial Development Revenue Bonds,
                   San Diego Gas and Electric Company, Series 1996A, 5.300%,
                   7/01/21                                                            6/14 at 102.00          A2         3,842,803

       5,120     Los Angeles Community College District, Los Angeles County,
                   California, General Obligation Bonds, Series 2005A, 5.000%,
                   8/01/24 - FSA Insured                                              8/15 at 100.00         AAA         5,491,251

       1,145     Martinez, California, Home Mortgage Revenue Bonds, Series 1983A,
                   10.750%, 2/01/16                                                     No Opt. Call         AAA         1,600,435

       4,750     North Orange County Community College District, California,
                   General Obligation Bonds, Series 2003B, 5.000%, 8/01/20
                   (Pre-refunded to 8/01/14) - FGIC Insured                           8/14 at 100.00         AAA         5,304,135

      20,000     Pomona, California, GNMA/FNMA Collateralized Securities Program
                   Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%,
                   5/01/23                                                              No Opt. Call         AAA        26,668,200

       5,000     Rancho Mirage Joint Powers Financing Authority, California,
                   Revenue Bonds, Eisenhower Medical Center, Series 2004, 5.875%,
                   7/01/26                                                            7/14 at 100.00          A3         5,388,850

       2,000     Redwood City School District, San Mateo County, California,
                   General Obligation Bonds, Series 2002, 5.000%, 7/15/27 - FGIC
                   Insured                                                            7/12 at 100.00         AAA         2,092,840

       3,700     Sacramento Municipal Utility District, California, Electric
                   Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured        8/13 at 100.00         AAA         3,967,436

                 San Bernardino Joint Powers Financing Authority,
                 California, Tax Allocation Refunding Bonds, Multiple
                 Projects, Series 1995A:
       6,675       5.750%, 10/01/15 - FSA Insured                                    10/05 at 102.00         AAA         6,890,669
      10,000       5.750%, 10/01/25 - FSA Insured                                    10/05 at 102.00         AAA        10,305,100

       3,500     San Diego Unified Port District, California, Revenue Bonds,
                   Series 2004B, 5.000%, 9/01/29 - MBIA Insured                       9/14 at 100.00         AAA         3,687,985

                 San Joaquin Hills Transportation Corridor Agency, Orange County,
                   California, Toll Road Revenue
                 Refunding Bonds, Series 1997A:
      10,000       0.000%, 1/15/31 - MBIA Insured                                       No Opt. Call         AAA         2,760,100
       9,025       0.000%, 1/15/36 - MBIA Insured                                       No Opt. Call         AAA         1,921,423
-----------------------------------------------------------------------------------------------------------------------------------
                 Colorado - 4.6% (3.0% of Total Investments)

       2,500     Centennial Water and Sanitation District, Colorado, Water and
                   Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/21 - FGIC
                   Insured                                                           12/14 at 100.00         AAA         2,690,175

         960     Colorado Housing Finance Authority, Single Family Program Senior
                   Bonds, Series 2000B-2, 7.250%, 10/01/31 (Alternative Minimum
                   Tax)                                                               4/10 at 105.00          AA           994,829

         615     Colorado Housing Finance Authority, Single Family Program Senior
                   Bonds, Series 1997B-2, 7.000%, 5/01/26 (Alternative Minimum Tax)   5/07 at 105.00         Aa2           626,088

         425     Colorado Housing Finance Authority, Single Family Program Senior
                   Bonds, Series 1997C-2, 6.875%, 11/01/28 (Alternative Minimum
                   Tax)                                                              11/07 at 105.00         Aa2           432,234

       9,450     Denver City and County, Colorado, Airport System Revenue Bonds,
                   Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)             No Opt. Call           A        11,154,497

      19,810     Denver, Colorado, Excise Tax Revenue Bonds, Convention Center,
                   Series 2001A, 5.500%, 9/01/18 - FSA Insured                        3/11 at 100.00         AAA        21,850,826

       8,315     Denver City and County, Colorado, Special Facilities Airport
                   Revenue Bonds, United Air Lines Corporation, Series 1992A,
                   6.875%, 10/01/32 (Alternative Minimum Tax)#                       10/05 at 100.00         N/R         6,854,304

         142     El Paso County, Colorado, FNMA Mortgage-Backed Single Family
                   Revenue Refunding Bonds, Series 1992A-2, 8.750%, 6/01/11             No Opt. Call         Aaa           143,105

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Connecticut - 0.2% (0.2% of Total Investments)

$      1,930     Connecticut, General Obligation Bonds, Series 2001C, 5.500%,
                   12/15/16                                                             No Opt. Call          AA    $    2,240,904
-----------------------------------------------------------------------------------------------------------------------------------
                 District of Columbia - 4.6% (3.0% of Total Investments)

       9,505     District of Columbia, General Obligation Bonds, Series 1998B,
                   6.000%, 6/01/20 - MBIA Insured                                       No Opt. Call         AAA        11,588,021

      10,395     District of Columbia Housing Finance Agency, GNMA Collateralized
                   Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
                   6/01/26 (Alternative Minimum Tax)                                  6/05 at 103.00         AAA        10,717,037


      10,350     District of Columbia, Revenue Bonds, Association of American
                   Medical Colleges, Series 1997A, 5.375%, 2/15/27 - AMBAC Insured    8/07 at 102.00         AAA        10,959,926

                 District of Columbia, Revenue Bonds, Georgetown University,
                   Series 2001A:
      14,105       0.000%, 4/01/24 - MBIA Insured                                      4/11 at 47.66         AAA         5,019,405
       7,625       0.000%, 4/01/25 - MBIA Insured                                      4/11 at 44.82         AAA         2,543,776
      16,665       0.000%, 4/01/32 - MBIA Insured                                      4/11 at 29.23         AAA         3,587,808
-----------------------------------------------------------------------------------------------------------------------------------
                 Florida - 2.8% (1.8% of Total Investments)

       8,000     Hillsborough County Aviation Authority, Florida, Revenue Bonds,
                   Tampa International Airport, Series 2003A, 5.375%, 10/01/16
                   (Alternative Minimum Tax) - MBIA Insured                          10/13 at 100.00         AAA         8,746,240

       5,400     Hillsborough County Industrial Development Authority, Florida,
                   Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                   Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                   (Alternative Minimum Tax)                                          4/10 at 101.00         N/R         6,075,486

       5,000     Orange County Health Facilities Authority, Florida, Hospital
                   Revenue Bonds, Adventist Health System/Sunbelt Obligated Group,
                   Series 2000, 6.500%, 11/15/30                                     11/10 at 101.00           A         5,503,100

       4,000     Orange County School Board, Florida, Certificates of
                   Participation, Series 2004A, 5.000%, 8/01/29 -AMBAC Insured        8/14 at 100.00         Aaa         4,200,760

       2,375     Volusia County School Board, Florida, Certificates of
                   Participation, Series 2005B, 5.000%, 8/01/22 -FSA Insured          8/15 at 100.00         Aaa         2,532,866
-----------------------------------------------------------------------------------------------------------------------------------
                 Georgia - 1.9% (1.2% of Total Investments)

       2,625     Fulton County Development Authority, Georgia, Revenue Bonds,
                   Georgia Tech Molecular Science Building, Series 2004, 5.250%,
                   5/01/24 - MBIA Insured                                             5/14 at 100.00         AAA         2,846,708

       6,025     Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding
                   Certificates, Series 2003, 5.250%, 1/01/20 - FSA Insured           1/14 at 100.00         AAA         6,555,863

       4,845     Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
                   Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 - AMBAC
                   Insured                                                              No Opt. Call         AAA         5,888,371

       2,750     Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage
                   Revenue Refunding Bonds, Plantation Oak Project, Series 2000,
                   6.350%, 11/20/39                                                   5/08 at 103.00         Aaa         2,918,685
-----------------------------------------------------------------------------------------------------------------------------------
                 Hawaii - 1.1% (0.7% of Total Investments)

      10,000     Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21
                   - MBIA Insured                                                     9/13 at 100.00         AAA        11,012,500
-----------------------------------------------------------------------------------------------------------------------------------
                 Idaho - 0.6% (0.4% of Total Investments)

       5,000     Boise City, Idaho, Airport Revenue Certificates of Participation,
                   Series 2000, 5.500%, 9/01/25 (Alternative Minimum Tax) - FGIC
                   Insured                                                            9/10 at 100.00         Aaa         5,373,200
-----------------------------------------------------------------------------------------------------------------------------------
                 Illinois - 9.3% (6.1% of Total Investments)

       9,220     Chicago Board of Education, Illinois, Unlimited Tax General
                   Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%,
                   12/01/27 - AMBAC Insured                                          12/07 at 102.00         AAA         9,775,782

                 Chicago Board of Education, Illinois, Unlimited Tax General
                   Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
       8,890       0.000%, 12/01/16 - FGIC Insured                                      No Opt. Call         AAA         5,350,269
      10,000       0.000%, 12/01/20 - FGIC Insured                                      No Opt. Call         AAA         4,847,100
       9,900       0.000%, 12/01/24 - FGIC Insured                                      No Opt. Call         AAA         3,831,597

                 Chicago Board of Education, Illinois, Unlimited Tax General
                   Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
      15,000       0.000%, 12/01/21 - FGIC Insured                                      No Opt. Call         AAA         6,884,550
      10,000       0.000%, 12/01/23 - FGIC Insured                                      No Opt. Call         AAA         4,103,300

        Portfolio of Investments April 30, 2005 (Unaudited)

    Principal                                                                          Optional Call                        Market
 Amount (000)    Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Illinois (continued)

$      9,000     Chicago, Illinois, Special Facility Revenue Bonds, O'Hare
                   International Airport, United Air Lines Inc. Project, Series
                   2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory
                   put 5/01/13)#                                                        No Opt. Call         N/R    $    3,723,840

         290     Chicago, Illinois, FNMA/GNMA Collateralized Single Family
                   Mortgage Revenue Bonds, Series 1996A, 7.000%, 9/01/27
                   (Alternative Minimum Tax)                                          3/06 at 105.00         Aaa           291,177

         655     Chicago, Illinois, FNMA/GNMA Collateralized Single Family
                   Mortgage Revenue Bonds, Series 1997B, 6.950%, 9/01/28
                   (Alternative Minimum Tax)                                          9/07 at 105.00         Aaa           662,853

       8,740     Illinois Development Finance Authority, Pollution Control Revenue
                   Refunding Bonds, Illinois Power Company, Series 1994A, 5.700%,
                   2/01/24 - MBIA Insured                                             8/05 at 101.00         AAA         8,890,852

                 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
                   Series 2004:
       1,000       5.250%, 11/15/22                                                   5/14 at 100.00           A         1,048,010
       3,000       5.250%, 11/15/23                                                   5/14 at 100.00           A         3,132,720

       9,820     Illinois Health Facilities Authority, Revenue Bonds, Sherman
                   Health Systems, Series 1997, 5.250%, 8/01/27 - AMBAC Insured       8/07 at 101.00         AAA        10,264,846

       3,905     Kane County School District 131 - Aurora East, Illinois, General
                   Obligation Bonds, Series 2005A, 5.000%, 6/01/24 - FGIC Insured     6/15 at 100.00         AAA         4,151,679

      10,040     Metropolitan Pier and Exposition Authority, Illinois, Revenue
                   Bonds, McCormick Place Expansion Project, Series 1992A, 0.000%,
                   6/15/15 - FGIC Insured                                               No Opt. Call         AAA         6,544,775

       9,200     Metropolitan Pier and Exposition Authority, Illinois, Revenue
                   Bonds, McCormick Place Expansion Project, Series 1999A, 5.500%,
                   12/15/24 - FGIC Insured                                           12/09 at 101.00         AAA        10,061,948

       3,000     Metropolitan Pier and Exposition Authority, Illinois, Revenue
                   Bonds, McCormick Place Hospitality Facility, Series 1996A,
                   7.000%, 7/01/26                                                      No Opt. Call         AAA         3,988,020

       3,000     Upper Illinois River Valley Development Authority, Healthcare
                   Facilities Revenue Bonds, Morris Hospital, Series 2001, 6.625%,
                   12/01/31                                                          12/11 at 101.00        BBB+         3,195,990
----------------------------------------------------------------------------------------------------------------------------------
                   Indiana - 2.7% (1.8% of Total Investments)

       5,000     Center Grove 2000 Building Corporation, Indiana, First Mortgage
                   Bonds, Series 2001, 5.500%, 1/15/26 (Pre-refunded to 7/15/11)
                   - AMBAC Insured                                                    7/11 at 100.00         AAA         5,618,900

                 Hamilton County Public Building Corporation, Indiana, First
                   Mortgage Bonds, Series 2004:
       1,910       5.000%, 8/01/21 - FSA Insured                                      8/14 at 100.00         AAA         2,034,207
       2,005       5.000%, 8/01/22 - FSA Insured                                      8/14 at 100.00         AAA         2,129,049

       7,070     Indiana Transportation Finance Authority, Highway Revenue Bonds,
                   Series 2003A, 5.250%, 6/01/18 (Pre-refunded to 6/01/13) - FSA
                   Insured                                                            6/13 at 100.00         AAA         7,946,468

       7,965     Wawasee Community School Corporation, Indiana, First Mortgage
                   Bonds, New Elementary and Remodeling Building Corporation,
                   Series 2000, 5.750%, 1/15/20                                       1/12 at 101.00         AA-         8,858,753
----------------------------------------------------------------------------------------------------------------------------------
                 Iowa - 1.4% (0.9% of Total Investments)

                 Des Moines, Iowa, General Obligation Bonds, Series 2000D:
       1,215       5.750%, 6/01/17 - MBIA Insured                                     6/08 at 100.00         AAA         1,307,923
       1,410       5.800%, 6/01/18 - MBIA Insured                                     6/08 at 100.00         AAA         1,519,035

       3,000     Iowa Financing Authority, Private College Revenue Refunding
                   Bonds, Drake University Project, Series 1996, 5.400%, 12/01/16
                   - MBIA Insured                                                    12/05 at 102.00         AAA         3,102,840

       4,585     Iowa Finance Authority, Industrial Remarketed Revenue Refunding
                   Bonds, Urbandale Hotel Corporation, Series 1989A, 8.500%,
                   8/01/16 (Alternative Minimum Tax)                                    No Opt. Call         AAA         5,869,534

       2,000     Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical
                   Center, Series 2000, 6.250%, 7/01/25                               7/10 at 100.00          A1         2,165,980
----------------------------------------------------------------------------------------------------------------------------------
                 Kansas - 1.2% (0.8% of Total Investments)

       6,000     Kansas Department of Transportation, Highway Revenue Bonds,
                   Series 2004A, 5.000%, 3/01/21                                      3/14 at 100.00         AA+         6,440,400

       4,685     Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed
                   Securities Program Single Family Revenue Bonds, Series 1998A-1,
                   6.500%, 12/01/22 (Alternative Minimum Tax)                         6/08 at 105.00         Aaa         4,857,642

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Kentucky - 0.8% (0.5% of Total Investments)

$      3,770     Kentucky Turnpike Authority, Economic Development Road Revenue
                   Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/24
                   - AMBAC Insured                                                    7/15 at 100.00         AAA    $    4,023,796

                 Marshall County School District Finance Corporation, Kentucky,
                   School Building Revenue Bonds, Series 2004:
       1,210       5.000%, 6/01/19 - AMBAC Insured                                    6/14 at 100.00         Aaa         1,302,928
       1,270       5.000%, 6/01/20 - AMBAC Insured                                    6/14 at 100.00         Aaa         1,362,532
       1,335       5.000%, 6/01/21 - AMBAC Insured                                    6/14 at 100.00         Aaa         1,428,076
-----------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 2.0% (1.3% of Total Investments)

       2,915     Jefferson Sales Tax District, Jefferson Parish, Louisiana,
                   Special Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%,
                   12/01/19 - AMBAC Insured                                          12/12 at 100.00         AAA         3,206,413

         775     Louisiana Housing Finance Agency, Single Family Mortgage Revenue
                   Bonds, Series 2000A, 7.450%, 12/01/31 (Alternative Minimum Tax)    9/09 at 101.00         Aaa           778,565

       7,195     Louisiana Public Facilities Authority, Extended Care Facilities
                   Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                   11.000%, 2/01/14                                                     No Opt. Call         BBB         9,094,408

                 Louisiana, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
       1,200       5.000%, 5/01/25 (WI, settling 5/12/05) - FGIC Insured              5/15 at 100.00         AAA         1,274,844
       2,210       5.000%, 5/01/26 (WI, settling 5/12/05) - FGIC Insured              5/15 at 100.00         AAA         2,337,473
       2,500       5.000%, 5/01/27 (WI, settling 5/12/05) - FGIC Insured              5/15 at 100.00         AAA         2,644,200
-----------------------------------------------------------------------------------------------------------------------------------
                 Maryland - 0.4% (0.3% of Total Investments)

       3,600     Montgomery County Housing Opportunities Commission, Maryland,
                   Multifamily Housing Development Bonds, Series 2000B, 6.200%,
                   7/01/30 (Alternative Minimum Tax)                                  7/10 at 100.00         Aaa         3,796,632
-----------------------------------------------------------------------------------------------------------------------------------
                 Massachusetts - 8.9% (5.8% of Total Investments)

                 Massachusetts Bay Transportation Authority, Assessment Bonds,
                   Series 2000A:
       7,900       5.250%, 7/01/30 (Pre-refunded to 7/01/10)                          7/10 at 100.00         AAA         8,703,588
       2,100       5.250%, 7/01/30                                                    7/10 at 100.00         AAA         2,245,719

      13,000     Massachusetts, General Obligation Bonds, Consolidated Loan,
                   Series 2000B, 6.000%, 6/01/16 (Pre-refunded to 6/01/10)            6/10 at 100.00         AAA        14,782,170

       4,000     Massachusetts, General Obligation Bonds, Series 2003D, 5.250%,
                   10/01/22 (Pre-refunded to 10/01/13)                               10/13 at 100.00       AA***         4,464,960

                 Massachusetts, General Obligation Bonds, Consolidated Loan,
                   Series 2002E:
      11,400       5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured            1/13 at 100.00         AAA        12,686,946
       1,850       5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured            1/13 at 100.00         AAA         2,058,847

       2,825     Massachusetts Industrial Finance Agency, Resource Recovery
                   Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A,
                   5.450%, 12/01/12 (Alternative Minimum Tax)                        12/08 at 102.00         BBB         2,893,083

      14,750     Massachusetts Industrial Finance Agency, General Obligation Bonds,
                   Suffolk University, Series 1997, 5.250%, 7/01/27 - AMBAC
                   Insured                                                            7/07 at 102.00         AAA        15,585,440

       8,750     Massachusetts Housing Finance Agency, Rental Housing Mortgage
                   Revenue Bonds, Series 2001A, 5.850%, 7/01/35 (Alternative
                   Minimum Tax) - AMBAC Insured                                       1/11 at 100.00         AAA         9,168,513

                 Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
                   Series 2004:
       7,000       5.250%, 1/01/22 - FGIC Insured                                     1/14 at 100.00         AAA         7,616,770
       3,820       5.250%, 1/01/24 - FGIC Insured                                     1/14 at 100.00         AAA         4,144,929

       1,500     Massachusetts Water Resources Authority, General Revenue Bonds,
                   Series 2005A, 5.250%, 8/01/25 -MBIA Insured                        8/17 at 100.00         AAA         1,657,770
-----------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 4.5% (3.0% of Total Investments)

                 Detroit, Michigan, General Obligation Bonds, Series 2003A:
       3,565       5.250%, 4/01/22 - XLCA Insured                                     4/13 at 100.00         AAA         3,811,698
       1,275       5.250%, 4/01/23 - XLCA Insured                                     4/13 at 100.00         AAA         1,362,172

      10,510     Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
                   Unlimited Tax General Obligation School Building and Site
                   Refunding Bonds, Series 1997, 5.150%, 5/01/22 - FGIC Insured       5/08 at 100.00         AAA        11,012,904

       3,000     Kent Hospital Finance Authority, Michigan, Revenue Bonds,
                   Metropolitan Hospital, Series 2005A, 6.000%, 7/01/35               7/15 at 100.00         BBB         3,212,220

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Michigan (continued)

$     10,000     Michigan State Building Authority, Revenue Refunding Bonds,
                   Facilities Program, Series 2003II, 5.000%, 10/15/23 - MBIA
                   Insured                                                           10/13 at 100.00         AAA    $   10,715,400

       6,600     Michigan Housing Development Authority, Limited Obligation
                   Multifamily Mortgage Revenue Refunding Bonds, Forest Hills
                   Regency Square Project, Series 1999A, 5.750%, 7/01/29              7/07 at 102.00         AAA         6,791,334

       6,390     Wayne County, Michigan, Airport Revenue Bonds, Detroit
                   Metropolitan Airport, Series 2002D, 5.500%, 12/01/19
                   (Alternative Minimum Tax) - FGIC Insured                          12/12 at 100.00         AAA         6,907,526
-----------------------------------------------------------------------------------------------------------------------------------
                 Minnesota - 5.5% (3.6% of Total Investments)

      13,650     Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete
                   Inc., Series 2004, 4.950%, 7/01/22                                 7/14 at 100.00           A        13,971,594

       2,000     Duluth Economic Development Authority, Minnesota, Healthcare
                   Facilities Revenue Bonds, Benedictine Health System - St.
                    Mary's Duluth Clinic, Series 2004, 5.375%, 2/15/22                2/14 at 100.00          A-         2,098,380

                 Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing
                   Revenue Bonds, Rolling Hills Project, Series 2001A:

       1,000       6.150%, 8/20/31                                                    8/11 at 105.00          A1         1,089,810
       2,000       6.200%, 2/20/43                                                    8/11 at 105.00          A1         2,171,480

         315     Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA
                   Mortgage-Backed Securities Program Single Family Mortgage
                   Revenue Bonds, Series 1994, 7.500%, 11/01/27 (Alternative
                   Minimum Tax)                                                       5/05 at 102.00         AAA           317,101

       3,000     Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
                   Airport Revenue Bonds, Series 1998A, 5.000%, 1/01/22 - AMBAC
                   Insured                                                            1/08 at 101.00         AAA         3,141,840

       1,500     Minnesota Municipal Power Agency, Electric Revenue Bonds, Series
                   2004A, 5.250%, 10/01/24                                           10/14 at 100.00          A3         1,608,195

       5,000     Minnesota Agricultural and Economic Development Board, Healthcare
                   System Revenue Bonds, Fairview Hospital and Healthcare Services,
                   Series 1997A, 5.750%, 11/15/26 - MBIA Insured                     11/07 at 102.00         AAA         5,372,700

      18,990     St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax
                   Revenue Refunding Bonds, Civic Center Project, Series 1996,
                   7.100%, 11/01/23 - FSA Insured                                    11/15 at 103.00         AAA        23,980,382
-----------------------------------------------------------------------------------------------------------------------------------
                 Mississippi - 0.5% (0.3% of Total Investments)

       4,275     Mississippi Hospital Equipment and Facilities Authority, Revenue
                   Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                   9/01/24                                                            9/14 at 100.00         N/R         4,421,419
-----------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 2.5% (1.7% of Total Investments)

       2,000     Cole County Industrial Development Authority, Missouri, Revenue
                   Bonds, Lutheran Senior Services - Heisinger Project, Series
                   2004, 5.250%, 2/01/24                                              2/14 at 100.00         N/R         2,065,740

       1,185     Missouri Housing Development Commission, GNMA/FNMA Single Family
                   Mortgage Revenue Bonds, Homeownership Loan Program, Series
                   1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)                   3/07 at 105.00         AAA         1,199,658

                 Missouri Health and Educational Facilities Authority,
                 Revenue Bonds, SSM Healthcare System, Series 2001A:
       3,000       5.250%, 6/01/21 - AMBAC Insured                                    6/11 at 101.00         AAA         3,193,530
       4,150       5.250%, 6/01/28 - AMBAC Insured                                    6/11 at 101.00         AAA         4,385,181

       4,445     Missouri Housing Development Commission, Single Family Mortgage
                   Revenue Bonds, Homeownership Loan Program, Series 1999B-1,
                   6.700%, 9/01/30 (Alternative Minimum Tax)                          3/09 at 103.00         AAA         4,536,611

       8,500     St. Charles County Francis Howell School District, Missouri,
                   General Obligation Refunding Bonds, Series 1994A, 7.800%,
                   3/01/08 - FGIC Insured                                               No Opt. Call         AAA         9,237,035
-----------------------------------------------------------------------------------------------------------------------------------
                 Nebraska - 0.4% (0.3% of Total Investments)

       4,060     Lincoln, Nebraska, Electric System Revenue Bonds, Series 2002,
                   5.000%, 9/01/23                                                    9/12 at 100.00          AA         4,311,558
-----------------------------------------------------------------------------------------------------------------------------------
                 Nevada - 9.2% (6.0% of Total Investments)

      15,000     Clark County, Nevada, General Obligation Bank Bonds, Southern
                   Nevada Water Authority Loan, Series 2001, 5.250%, 6/01/26 -
                   FGIC Insured                                                       6/11 at 100.00         AAA        16,045,650

      14,810     Clark County School District, Nevada, General Obligation Bonds,
                   Series 2001F, 5.500%, 6/15/18 (Pre-refunded to 12/15/11) -
                   FSA Insured                                                       12/11 at 100.00         AAA        16,713,233

      10,410     Clark County School District, Nevada, General Obligation Bonds,
                   Series 2002C, 5.500%, 6/15/18 (Pre-refunded to 6/15/12) - MBIA
                   Insured                                                            6/12 at 100.00         AAA        11,811,186

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Nevada (continued)

                 Director of Nevada State Department of Business and Industry,
                   Revenue Bonds, Las Vegas Monorail Project, First Tier,
                   Series 2000:

$      6,425       0.000%, 1/01/29 - AMBAC Insured                                      No Opt. Call         AAA    $    1,940,543
      12,000       5.375%, 1/01/40 - AMBAC Insured                                    1/10 at 100.00         AAA        12,722,400

      29,410     Nevada, Limited Tax General Obligation Bonds, Colorado River
                   Commission, Series 1994, 5.500%, 7/01/27 (Pre-refunded to
                   7/01/05)                                                           7/05 at 100.50       AA***        29,706,159
-----------------------------------------------------------------------------------------------------------------------------------
                 New Hampshire - 0.3% (0.2% of Total Investments)

       2,245     New Hampshire Housing Finance Agency, Single Family Residential
                   Mortgage Bonds, Series 1993B, 6.050%, 7/01/25                      7/05 at 100.00         Aa2         2,298,521

         630     New Hampshire Housing Finance Agency, Single Family Mortgage
                   Acquisition Revenue Bonds, Series 1996B, 6.400%, 1/01/27
                   (Alternative Minimum Tax)                                          7/06 at 102.00         Aa2           650,028
-----------------------------------------------------------------------------------------------------------------------------------
                 New Jersey - 7.1% (4.6% of Total Investments)

      10,150     Delaware River Port Authority, Pennsylvania and New Jersey,
                   Revenue Bonds, Port District Project, Series 1999B, 5.625%,
                   1/01/26 - FSA Insured                                              1/10 at 100.00         AAA        11,026,148

      10,000     Essex County Improvement Authority, New Jersey, General Obligation
                   Guaranteed Lease Revenue Bonds, County Correctional Facility
                   Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10)
                   - FGIC Insured                                                    10/10 at 100.00         Aaa        11,412,800

         500     Middlesex County Improvement Authority, New Jersey, Senior Revenue
                   Bonds, Heldrich Center Hotel/Conference Center Project, Series
                   2005A, 5.000%, 1/01/15                                               No Opt. Call        Baa3           508,910

       1,500     New Jersey Educational Facilities Authority, Revenue Bonds,
                   Princeton University, Series 2005A, 5.000%, 7/01/30                7/15 at 100.00         AAA         1,595,235

       5,315     New Jersey Housing and Mortgage Finance Agency, Home Buyer Program
                   Revenue Bonds, Series 1997U, 5.850%, 4/01/29 (Alternative
                   Minimum Tax) - MBIA Insured                                       10/07 at 101.50         AAA         5,507,935

                 New Jersey Transportation Trust Fund Authority, Transportation
                   System Bonds, Series 2003C:
       5,000       5.500%, 6/15/19 (Pre-refunded to 6/15/13)                          6/13 at 100.00         AAA         5,720,500
       5,410       5.500%, 6/15/20 (Pre-refunded to 6/15/13)                          6/13 at 100.00         AAA         6,189,581
       9,250       5.500%, 6/15/23 (Pre-refunded to 6/15/13)                          6/13 at 100.00         AAA        10,582,925

       2,500     New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,
                   5.000%, 1/01/19 - FGIC Insured                                     7/13 at 100.00         AAA         2,691,100

                 New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
       3,915       6.000%, 1/01/14 - MBIA Insured                                       No Opt. Call         AAA         4,639,823
       7,585       6.000%, 1/01/14 - MBIA Insured                                       No Opt. Call         AAA         8,939,529
-----------------------------------------------------------------------------------------------------------------------------------
                 New Mexico - 0.8% (0.6% of Total Investments)

       1,190     New Mexico Mortgage Finance Authority, Single Family Mortgage
                   Program Bonds, Series 2000D-2, 6.850%, 9/01/31 (Alternative
                   Minimum Tax)                                                       3/10 at 102.50         AAA         1,260,353

       5,585     Santa Fe County, New Mexico, Correctional System Gross Receipts
                   Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 - FSA Insured        No Opt. Call         AAA         6,967,734
-----------------------------------------------------------------------------------------------------------------------------------
                 New York - 16.2% (10.5% of Total Investments)

      14,580     Long Island Power Authority, New York, Electric System General
                   Revenue Bonds, Series 1998A, 5.250%, 12/01/26                      6/08 at 101.00          A-        15,392,106

       3,000     Metropolitan Transportation Authority, New York, Transportation
                   Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/21 - FGIC
                   Insured                                                           11/12 at 100.00         AAA         3,238,140

       2,000     New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
                   Bonds, Series 2000, 6.500%, 6/01/35                                6/10 at 101.00         BBB         2,098,480

       8,270     New York City, New York, General Obligation Bonds, Fiscal Series
                   2004G, 5.000%, 8/01/14                                               No Opt. Call          A1         8,992,054

       5,000     New York City, New York, General Obligation Bonds, Fiscal Series
                   2003J, 5.500%, 6/01/23                                             6/13 at 100.00          A1         5,425,600

       5,395     New York City, New York, General Obligation Bonds, Fiscal Series
                   1996G, 5.750%, 2/01/07                                             2/06 at 101.50          A1         5,588,734

      12,500     New York City, New York, General Obligation Bonds, Fiscal Series
                   2003D, 5.250%, 10/15/22                                           10/13 at 100.00          A1        13,366,625

       6,000     New York City, New York, General Obligation Bonds, Fiscal Series
                   2004C, 5.250%, 8/15/20                                             8/14 at 100.00          A1         6,482,700

       7,960     New York City, New York, General Obligation Bonds, Fiscal Series
                   2005M, 5.000%, 4/01/24                                             4/15 at 100.00          A1         8,363,254

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 New York (continued)

$      1,250     New York City Municipal Water Finance Authority, New York, Water
                   and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%,
                   6/15/25 - MBIA Insured                                             6/15 at 100.00         AAA    $    1,328,037

      10,370     New York City Municipal Water Finance Authority, New York, Water
                   and Sewerage System Revenue Bonds, Fiscal Series 1996B, 5.750%,
                   6/15/26 - MBIA Insured                                             6/06 at 101.00         AAA        10,824,828

                 New York City Industrial Development Agency, New York, Civic
                  Facility Revenue Bonds, United Jewish Appeal - Federation of
                   Jewish Philanthropies of New York Inc., Series 2004A:

       2,185       5.250%, 7/01/20                                                    7/14 at 100.00         Aa2         2,400,070
       2,050       5.250%, 7/01/21                                                    7/14 at 100.00         Aa2         2,248,317
       2,420       5.250%, 7/01/22                                                    4/14 at 100.00         Aa2         2,635,670
       1,370       5.250%, 7/01/24                                                    4/14 at 100.00         Aa2         1,484,450

       1,145     Dormitory Authority of the State of New York, Revenue Bonds,
                   Mental Health Services Facilities Improvements, Series 2005B,
                   5.000%, 2/15/24 - AMBAC Insured                                    2/15 at 100.00         AAA         1,217,387

       3,500     Dormitory Authority of the State of New York, Revenue Bonds,
                   Mental Health Services Facilities Improvements, Series 2005D,
                   5.000%, 2/15/23 - FGIC Insured                                     2/15 at 100.00         AAA         3,735,760

                 Dormitory Authority of the State of New York, Revenue
                   Bonds, University of Rochester, Series 2004A:
       1,025       5.250%, 7/01/20                                                    7/14 at 100.00          A+         1,116,348
       1,000       5.250%, 7/01/22                                                    7/14 at 100.00          A+         1,084,340
         500       5.250%, 7/01/24                                                    7/14 at 100.00          A+           539,395

         840     Dormitory Authority of the State of New York, Revenue Bonds,
                   Department of Health, Series 1996, 5.500%, 7/01/25 (Pre-
                   refunded to 7/01/06) - MBIA Insured                                7/06 at 102.00         AAA           883,252

       1,995     Dormitory Authority of the State of New York, State and Local
                   Appropriation Lease Bonds, Upstate Community Colleges, Series
                   2004B, 5.250%, 7/01/20                                             7/14 at 100.00         AA-         2,158,510

       2,905     New York State Medical Care Facilities Finance Agency, FHA-
                   Insured Hospital and Nursing Home Mortgage Revenue Bonds,
                   Series 1993B, 5.500%, 2/15/22                                      8/05 at 101.00         AAA         2,953,397

       6,460     New York State Urban Development Corporation, State Personal
                   Income Tax Revenue Bonds, Series 2004A-1, 5.000%, 3/15/26 -
                   FGIC Insured                                                       3/14 at 100.00         AAA         6,827,122

      14,000     New York State Urban Development Corporation, Service Contract
                   Revenue Bonds, Correctional and Youth Facilities, Series 2002A,
                   5.500%, 1/01/17 (Mandatory put 1/01/11)                              No Opt. Call         AA-        15,409,520

       5,000     Port Authority of New York and New Jersey, Consolidated Revenue
                   Bonds, One Hundred Thirty-Fifth Series 2004, 5.000%, 9/15/28 -
                   XLCA Insured                                                       3/14 at 101.00         AAA         5,284,350

                 New York City Sales Tax Asset Receivable Corporation, New York,
                   Dedicated Revenue Bonds, Local Government Assistance
                   Corporation, Series 2004A:
       4,825       5.000%, 10/15/24 - MBIA Insured                                   10/14 at 100.00         AAA         5,160,675
       1,665       5.000%, 10/15/25 - MBIA Insured                                   10/14 at 100.00         AAA         1,779,485

       7,400     New York State Tobacco Settlement Financing Corporation, Tobacco
                   Settlement Asset-Backed and State Contingency Contract-Backed
                   Bonds, Series 2003A-1, 5.500%, 6/01/16                             6/10 at 100.00         AA-         8,071,550

       9,515     Triborough Bridge and Tunnel Authority, New York, General Purpose
                   Revenue Refunding Bonds, Series 2002B, 5.000%, 11/15/22           11/12 at 100.00         Aa2        10,024,623
-----------------------------------------------------------------------------------------------------------------------------------
                 North Carolina - 1.0% (0.7% of Total Investments)

                 Charlotte, North Carolina, Certificates of Participation,
                   Governmental Facilities Projects,
                 Series 2003G:
       5,785       5.250%, 6/01/22                                                    6/13 at 100.00         AA+         6,212,512
       3,475       5.250%, 6/01/23                                                    6/13 at 100.00         AA+         3,728,328
-----------------------------------------------------------------------------------------------------------------------------------
                 North Dakota - 1.2% (0.8% of Total Investments)

       9,650     Dickinson, North Dakota, Health Care Facilities Revenue Bonds,
                   BHS Long Term Care Inc., Series 1990, 7.625%, 2/15/20 - RAAI
                   Insured                                                            2/10 at 102.00          AA        11,379,280
-----------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 1.8% (1.2% of Total Investments)

       4,265     Franklin County, Ohio, Hospital Revenue and Improvement Bonds,
                   Children's Hospital Project, Series 2001, 5.500%, 5/01/28 -
                   AMBAC Insured                                                      5/11 at 101.00         Aaa         4,661,048

       2,720     Ohio State University, General Receipts Bonds, Series 2003B,
                   5.250%, 6/01/20                                                    6/13 at 100.00          AA         2,992,354

       2,000     Richland County, Ohio, Hospital Facilities Revenue Refunding
                   Bonds, MedCentral Health System Obligated Group, Series 2000A,
                   6.125%, 11/15/16                                                  11/10 at 101.00          A-         2,186,660

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Ohio (continued)

$      7,000     Steubenville, Ohio, Hospital Facilities Revenue Refunding and
                   Improvement Bonds, Trinity Health System, Series 2000, 6.500%,
                   10/01/30                                                          10/10 at 100.00          A3    $    7,769,580
-----------------------------------------------------------------------------------------------------------------------------------
                 Oregon - 0.7% (0.5% of Total Investments)

       2,500     Oregon State Department of Transportation, Highway User Tax
                   Revenue Bonds, Series 2004A, 5.000%, 11/15/21                     11/14 at 100.00         AA+         2,695,650

       4,220     Oregon Department of Administrative Services, Certificates of
                   Participation, Series 2005A, 5.000%, 5/01/30 (WI, settling
                   5/03/05) - FSA Insured                                             5/15 at 100.00         AAA         4,434,292
-----------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania - 4.3% (2.8% of Total Investments)

                 Chester County, Pennsylvania, General Obligation Bonds, Series
                   2005:
       1,000       5.000%, 11/15/23                                                   5/15 at 100.00         Aa1         1,071,770
       2,440       5.000%, 11/15/24                                                   5/15 at 100.00         Aa1         2,606,628

                 Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds,
                   Franklin and Marshall College, Series 2003C:

       1,340       5.250%, 4/15/15                                                    4/13 at 100.00          A+         1,467,461
       1,960       5.250%, 4/15/17                                                    4/13 at 100.00          A+         2,131,167

       1,000     Pennsylvania State University, General Revenue Bonds, Series 2005,
                   5.000%, 9/01/29                                                    9/15 at 100.00          AA         1,054,880

                 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
                   Ordinance, Fifth Series 2004A-1:
       4,505       5.000%, 9/01/21 - FSA Insured                                      9/14 at 100.00         AAA         4,776,516
       4,735       5.000%, 9/01/22 - FSA Insured                                      9/14 at 100.00         AAA         5,005,368

       8,405     Philadelphia Redevelopment Authority, Pennsylvania, Multifamily
                   Housing Mortgage Revenue Bonds, Cricket Court Apartments,
                   Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)            4/08 at 103.00         N/R         8,361,714

      14,000     State Public School Building Authority, Pennsylvania, Lease
                   Revenue Bonds, Philadelphia School District Project, Series
                   2003, 5.250%, 6/01/24 - FSA Insured                                6/13 at 100.00         AAA        15,336,440
-----------------------------------------------------------------------------------------------------------------------------------
                 Puerto Rico - 0.2% (0.1% of Total Investments)

       1,500     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
                   2005RR, 5.000%, 7/01/30 - XLCA Insured                             7/15 at 100.00         AAA         1,592,685
-----------------------------------------------------------------------------------------------------------------------------------
                 Rhode Island - 0.2% (0.1% of Total Investments)

       1,380     Providence Redevelopment Agency, Rhode Island, Revenue Bonds,
                   Public Safety and Municipal Building Projects, Series 1999A,
                   5.625%, 4/01/15 (Pre-refunded to 4/01/10) - AMBAC Insured          4/10 at 101.00         Aaa         1,551,451
-----------------------------------------------------------------------------------------------------------------------------------
                 South Carolina - 6.4% (4.2% of Total Investments)

       8,610     Dorchester County School District 2, South Carolina, Installment
                   Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/24     12/14 at 100.00           A         9,135,641

                 Greenville County School District, South Carolina, Installment
                   Purchase Revenue Bonds, Series 2003:
       5,090       5.250%, 12/01/18                                                  12/13 at 100.00         AA-         5,502,341
       3,595       5.250%, 12/01/20                                                  12/13 at 100.00         AA-         3,872,750
       1,865       5.250%, 12/01/21                                                  12/13 at 100.00         AA-         2,004,912

                 Lexington County Health Service District, South Carolina, Hospital
                   Revenue Bonds, Series 2004:
       1,805       6.000%, 5/01/19                                                    5/14 at 100.00           A         2,012,431
       2,400       5.500%, 5/01/24                                                    5/14 at 100.00           A         2,536,944

      15,000     South Carolina JOBS Economic Development Authority, Hospital
                   Refunding and Improvement Revenue                                  8/13 at 100.00        BBB+        16,468,950
                   Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34

                 Tobacco Settlement Revenue Management Authority, South Carolina,
                   Tobacco Settlement Asset-Backed Bonds, Series 2001B:

       8,915       6.000%, 5/15/22                                                    5/11 at 101.00         BBB         9,060,315
       7,500       6.375%, 5/15/28                                                    5/11 at 101.00         BBB         7,713,525
       4,150       6.375%, 5/15/30                                                      No Opt. Call         BBB         4,364,057

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 South Dakota - 0.2% (0.1% of Total Investments)

$      2,045     South Dakota State University, Revenue Bonds, Housing and
                   Auxiliary Facilities, Series 2004, 5.000%, 4/01/20 - MBIA
                   Insured                                                            4/14 at 100.00         AAA    $    2,187,148
-----------------------------------------------------------------------------------------------------------------------------------
                 Tennessee - 0.4% (0.3% of Total Investments)

       3,860     Tennessee Housing Development Agency, Homeownership Program Bonds,
                   Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)             7/13 at 100.00          AA         4,000,929
-----------------------------------------------------------------------------------------------------------------------------------
                 Texas - 12.4% (8.1% of Total Investments)

      10,205     Alliance Airport Authority, Texas, Special Facilities Revenue
                   Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                   (Alternative Minimum Tax)                                          6/05 at 100.00         CCC         8,008,680

       3,289     Austin Housing Finance Corporation, Texas, GNMA Collateralized
                   Multifamily Housing Revenue Bonds, Fairway Village Project,
                   Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)           12/10 at 105.00         Aaa         3,672,728

       2,150     Brazos River Authority, Texas, Pollution Control Revenue Bonds,
                   TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38
                   (Alternative Minimum Tax)(a)                                      10/13 at 101.00         BBB         2,361,775

         175     Clear Creek Independent School District, Galveston and Harris
                   Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                   Series 2000, 6.000%, 2/15/16                                       2/10 at 100.00         AAA           195,374

         795     Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single
                   Family Mortgage Revenue Bonds, Series 2000A, 6.700%, 9/01/33
                   (Alternative Minimum Tax)                                          9/10 at 105.00         AAA           827,881

       4,000     Harris County-Houston Sports Authority, Texas, Junior Lien
                   Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA
                   Insured                                                           11/11 at 100.00         AAA         4,162,600

                 Harris County Hospital District, Texas, Revenue Refunding Bonds,
                   Series 1990:
       2,335       7.400%, 2/15/10 - AMBAC Insured                                      No Opt. Call         AAA         2,532,564
       5,145       7.400%, 2/15/10 - AMBAC Insured                                      No Opt. Call         AAA         5,739,299

      19,125     Harris County Hospital District, Texas, Revenue Refunding Bonds,
                   Series 2000, 6.000%, 2/15/15 - MBIA Insured                        8/10 at 100.00         AAA        21,367,406

       6,000     Houston, Texas, General Obligation Public Improvement Bonds,
                   Series 2001B, 5.500%, 3/01/15 - FSA Insured                        3/11 at 100.00         AAA         6,621,480

       9,250     Houston, Texas, Subordinate Lien Airport System Revenue Bonds,
                   Series 2000B, 5.500%, 7/01/30 - FSA Insured                        7/10 at 100.00         AAA         9,977,050

       5,000     Houston, Texas, First Lien Combined Utility System Revenue Bonds,
                   Series 2004A, 5.250%, 5/15/25 - MBIA Insured                       5/14 at 100.00         AAA         5,373,250

       3,400     Lower Colorado River Authority, Texas, Revenue Refunding and
                   Improvement Bonds, Series 2003, 5.250%, 5/15/24 - AMBAC Insured    5/13 at 100.00         AAA         3,715,010

       1,505     Lower Colorado River Authority, Texas, Contract Revenue Refunding
                   Bonds, Transmission Services Corporation, Series 2003C, 5.250%,
                   5/15/23 - AMBAC Insured                                            5/13 at 100.00         AAA         1,635,875

       4,000     Tarrant County Health Facilities Development Corporation, Texas,
                   Hospital Revenue Bonds, Adventist Health System - Sunbelt
                   Obligated Group, Series 2000, 6.700%, 11/15/30                    11/10 at 101.00           A         4,384,920

      12,020     Tarrant County Health Facilities Development Corporation, Texas,
                   GNMA Collateralized Mortgage Loan Revenue Bonds, Eastview
                   Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
                   Center, Lynnhaven Nursing Center and Mission Oaks Manor,
                   Series 2000A-1, 7.625%, 12/20/32                                  12/10 at 105.00         Aaa        13,711,334

       5,000     Tarrant Regional Water District, Texas, Water Revenue Refunding
                   and Improvement Bonds, Series 1999, 5.250%, 3/01/17 - FSA
                   Insured                                                            3/13 at 100.00         AAA         5,469,500

      10,000     Texas A&M University, Financing System Revenue Bonds, Series 1999,
                   5.550%, 5/15/29 - MBIA Insured                                     5/09 at 100.00         AAA        10,692,700

      25,000     Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas
                   Turnpike System, Series 2002A, 0.000%, 8/15/24 - AMBAC Insured       No Opt. Call         AAA         9,842,750
-----------------------------------------------------------------------------------------------------------------------------------
                 Utah - 0.2% (0.1% of Total Investments)

       1,945     Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
                   1997F, 5.750%, 7/01/28 (Alternative Minimum Tax)                   7/07 at 101.50         AAA         2,006,618
-----------------------------------------------------------------------------------------------------------------------------------
                 Vermont - 0.0% (0.0% of Total Investments)

         435     Vermont Housing Finance Agency, Single Family Housing Bonds,
                   Series 1997-9, 5.900%, 5/01/29 (Alternative Minimum Tax) - MBIA
                   Insured                                                            6/07 at 101.50         AAA           449,964

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*    Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Virginia - 0.5% (0.4% of Total Investments)

$      4,870     Virginia Beach Development Authority, Virginia, Multifamily
                   Residential Rental Housing Revenue Bonds, Mayfair Apartments
                   I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum
                   Tax)                                                              10/14 at 100.00         N/R    $    5,147,298
-----------------------------------------------------------------------------------------------------------------------------------
                 Washington - 8.4% (5.5% of Total Investments)

                 Public Utility District 1, Chelan County, Washington, Revenue
                   Bonds, Chelan Hydro Consolidated System, Series 1997A:

      11,820       5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09)
                   (Mandatory put 7/01/24)                                            7/07 at 102.00          AA        12,284,053
       8,000       5.650%, 7/01/32 (Alternative Minimum Tax) (Optional put 7/01/09)
                   (Mandatory put 7/01/27)                                            7/07 at 102.00          AA         8,295,040

       2,500     Energy Northwest, Washington, Electric Revenue Refunding Bonds,
                   Columbia Generating Station, Nuclear Project 2, Series 2002C,
                   5.750%, 7/01/17 - MBIA Insured                                     7/12 at 100.00         AAA         2,817,600

       3,125     Skagit County Public Hospital District 1, Washington, General
                   Obligation Bonds, Series 2004A, 5.375%, 12/01/20 - MBIA Insured    6/14 at 100.00         Aaa         3,459,312

       5,000     Snohomish County, Washington, Limited Tax General Obligation
                   Bonds, Series 2001, 5.250%, 12/01/26 - MBIA Insured               12/11 at 100.00         AAA         5,346,750

      11,000     Washington, General Obligation Bonds, Series 2000S-5, 0.000%,
                   1/01/20 - FGIC Insured                                               No Opt. Call         AAA         5,587,780

       4,750     Washington State Healthcare Facilities Authority, Revenue Bonds,
                   Swedish Health Services, Series 1998, 5.125%, 11/15/22 - AMBAC
                   Insured                                                           11/08 at 101.00         Aaa         5,027,543

      14,500     Washington Public Power Supply System, Revenue Refunding Bonds,
                   Nuclear Project 2, Series 1998A, 5.000%, 7/01/12                   7/08 at 102.00         Aaa        15,499,630

                 Washington Public Power Supply System, Revenue Refunding Bonds,
                   Nuclear Project 3, Series 1997A:
       5,220       5.250%, 7/01/14 - FSA Insured                                      7/07 at 102.00         AAA         5,551,992
       9,350       5.250%, 7/01/15                                                    7/07 at 102.00         Aaa         9,936,523

       7,775     Washington Public Power Supply System, Revenue Refunding Bonds,
                   Nuclear Project 3, Series 1998A, 5.125%, 7/01/18                   7/08 at 102.00         Aaa         8,165,072

-----------------------------------------------------------------------------------------------------------------------------------
                 West Virginia - 0.1% (0.1% of Total Investments)

       1,255     West Virginia University, Unlimited Student Fees General Revenue
                   Bonds, West Virginia University Project, Series 2004C, 5.000%,
                   10/01/25 - FGIC Insured                                           10/14 at 100.00         AAA         1,332,622
-----------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 2.8% (1.9% of Total Investments)

                 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
                   Public Schools, Series 2003A:
       1,000       5.125%, 8/01/22 - AMBAC Insured                                    8/13 at 100.00         AAA         1,066,420
       1,345       5.125%, 8/01/23 - AMBAC Insured                                    8/13 at 100.00         AAA         1,431,914

                 Wisconsin, General Obligation Bonds, Series 2004-3:
       1,720       5.250%, 5/01/19 - FGIC Insured                                     5/14 at 100.00         AAA         1,885,464
       1,265       5.250%, 5/01/21 - FGIC Insured                                     5/14 at 100.00         AAA         1,378,698

       1,000     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Agnesian Healthcare Inc., Series 2001, 6.000%, 7/01/21      7/11 at 100.00          A-         1,067,770

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*    Ratings**            Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin (continued)

$      2,175     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Carroll College Inc., Series 2001, 6.125%, 10/01/16        10/11 at 100.00         BBB    $    2,285,360

       2,000     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.250%,
                    8/15/25                                                           8/13 at 100.00           A         2,077,340

       9,000     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Aurora Healthcare Inc., Series 2003, 6.400%, 4/15/33        4/13 at 100.00        BBB+         9,916,380

       6,025     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Franciscan Sisters of Christian Charity Healthcare
                   Ministry, Series 2003A, 6.000%, 9/01/22                            9/13 at 100.00          A-         6,527,361
-----------------------------------------------------------------------------------------------------------------------------------
$  1,484,381     Total Long-Term Investments (cost $1,402,650,035) - 152.6%                                          1,482,821,187
-----------------------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - 1.4%                                                                   13,925,190
                 ------------------------------------------------------------------------------------------------------------------

                 Preferred Shares, at Liquidation Value - (54.0)%                                                     (525,000,000)
                 ------------------------------------------------------------------------------------------------------------------

                 Net Assets Applicable to Common Shares - 100%                                                      $  971,746,377
                 =================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

 **   Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R   Investment is not rated.

(WI)  Security purchased on a when-issued basis.

  # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

 (a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Premium Income Municipal Fund 2, Inc. (NPM)

Portfolio of
        Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Alabama - 1.6% (1.1% of Total Investments)

$      1,690     Montgomery BMC Special Care Facilities Financing Authority,
                   Alabama, Revenue Bonds, Baptist Medical Center, Series 2004C,
                   5.250%, 11/15/29                                                  11/14 at 100.00        Baa1    $    1,703,334

       8,255     University of South Alabama, Student Tuition Revenue Bonds,
                   Series 2004, 5.000%, 3/15/24 - FGIC Insured                        3/14 at 100.00         Aaa         8,742,953
-----------------------------------------------------------------------------------------------------------------------------------
                 Arizona - 0.9% (0.6% of Total Investments)

       2,850     Maricopa County Industrial Development Authority, Arizona,
                   Multifamily Housing Revenue Bonds, Place Five and The Greenery
                   Apartments, Series 1996A, 6.625%, 1/01/27                          1/07 at 102.00         AAA         3,123,572

       2,480     Pima County Industrial Development Authority, Arizona, Lease
                   Obligation Revenue Refunding Bonds, Tucson Electric Power
                   Company, Series 1988A, 7.250%, 7/15/10 - FSA Insured               7/05 at 101.50         AAA         2,596,064
-----------------------------------------------------------------------------------------------------------------------------------
                 California - 11.2% (7.3% of Total Investments)

                 California Educational Facilities Authority, Revenue Refunding
                   Bonds, Loyola Marymount University, Series 2001A:

       3,255       0.000%, 10/01/23 - MBIA Insured                                      No Opt. Call         Aaa         1,353,592
       5,890       0.000%, 10/01/24 - MBIA Insured                                      No Opt. Call         Aaa         2,313,415
       7,615       0.000%, 10/01/25 - MBIA Insured                                      No Opt. Call         Aaa         2,822,195

                 California, General Obligation Bonds, Series 2004:
       5,000       5.000%, 4/01/10                                                      No Opt. Call           A         5,404,400
       8,000       5.125%, 2/01/25                                                    2/14 at 100.00           A         8,461,840

       5,690     California Department of Veterans Affairs, Home Purchase Revenue
                   Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC Insured              6/12 at 101.00         AAA         6,061,842

                 California Department of Water Resources, Power Supply Revenue
                   Bonds, Series 2002A:
       4,000       6.000%, 5/01/15                                                    5/12 at 101.00          A2         4,608,840
       5,500       5.375%, 5/01/21                                                    5/12 at 101.00          A2         5,994,450

       2,500     California, Economic Recovery Revenue Bonds, Series 2004A,
                   5.250%, 7/01/14                                                      No Opt. Call         AA-         2,812,400

       1,900     Chula Vista, California, Industrial Development Revenue Bonds,
                   San Diego Gas and Electric Company,  Series 1996A, 5.300%,
                   7/01/21                                                            6/14 at 102.00          A2         2,042,329

      30,000     Foothill/Eastern Transportation Corridor Agency, California, Toll
                   Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21                    No Opt. Call         AAA        15,027,600

       2,220     San Diego Redevelopment Agency, California, Subordinate Lien Tax
                   Allocation Bonds, Centre City Project, Series 2004A, 5.000%,
                   9/01/20 - XLCA Insured                                             9/14 at 100.00         AAA         2,360,326

       1,655     San Diego County, California, Certificates of Participation,
                   Edgemoor Facility Project and Regional System, Series 2005,
                   5.000%, 2/01/23 - AMBAC Insured                                    2/15 at 100.00         AAA         1,767,490

         960     San Francisco Redevelopment Agency, California, Hotel Tax Revenue
                   Bonds, Series 1994, 6.750%, 7/01/25 - FSA Insured                  7/05 at 101.00         AAA           982,186

       6,000     San Jose Redevelopment Agency, California, Tax Allocation Bonds,
                   Merged Area Redevelopment Project, Series 2004A, 5.250%, 8/01/19
                   - MBIA Insured                                                     8/14 at 100.00         AAA         6,592,080

       2,000     Sonoma County Junior College District, California, General
                   Obligation Bonds, Series 2003A, 5.000%, 8/01/27 - FSA Insured      8/13 at 100.00         AAA         2,104,100
-----------------------------------------------------------------------------------------------------------------------------------
                 Colorado - 0.7% (0.4% of Total Investments)

       1,700     Centennial Water and Sanitation District, Colorado, Water and
                   Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/22 - FGIC
                   Insured                                                           12/14 at 100.00         AAA         1,823,726

         280     Colorado Housing Finance Authority, Single Family Program Senior
                   Bonds, Series 1995D, 7.375%, 6/01/26 (Alternative Minimum Tax)    12/05 at 105.00         Aa2           281,338

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Colorado (continued)

$        400     Denver City and County, Colorado, Airport System Revenue Bonds,
                   Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)             No Opt. Call           A    $      472,148

       1,700     Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds,
                   Boston Lofts Project, Series 1997A, 5.750%, 10/01/27
                   (Alternative Minimum Tax)                                         10/07 at 102.00          BB         1,701,547
-----------------------------------------------------------------------------------------------------------------------------------
                 Connecticut - 2.4% (1.6% of Total Investments)

       3,170     Connecticut Housing Finance Authority, Housing Mortgage Finance
                   Program Bonds, Series 1996C-2, 6.250%, 11/15/18                    5/06 at 102.00         AAA         3,288,748
                   Facility Revenue Refunding Bond

                 Connecticut, Special Tax Obligation Transportation Infrastructure
                   Purpose Bonds, Series 2003B:
       8,310       5.000%, 1/01/21 - FGIC Insured                                     1/14 at 100.00         AAA         8,903,999
       3,000       5.000%, 1/01/24 - FGIC Insured                                     1/14 at 100.00         AAA         3,191,820
-----------------------------------------------------------------------------------------------------------------------------------
                 District of Columbia - 1.8% (1.2% of Total Investments)

                 District of Columbia, Revenue Bonds, Georgetown University,
                   Series 2001A:
      11,720       0.000%, 4/01/27 - MBIA Insured                                      4/11 at 39.61         AAA         3,447,907
      13,780       0.000%, 4/01/28 - MBIA Insured                                      4/11 at 37.21         AAA         3,795,425
      15,855       0.000%, 4/01/29 - MBIA Insured                                      4/11 at 35.07         AAA         4,105,969
-----------------------------------------------------------------------------------------------------------------------------------
                 Florida - 3.4% (2.2% of Total Investments)

       1,700     Miami-Dade County, Florida, Beacon Tradeport Community Development
                   District, Special Assessment Bonds, Commercial Project, Series
                   2002A, 5.625%, 5/01/32 - RAAI Insured                              5/12 at 102.00          AA         1,850,841

       5,000     Dade County, Florida, Aviation Revenue Bonds, Series 1996A,
                   5.750%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured         10/06 at 102.00         AAA         5,258,750

       2,500     Escambia County Health Facilities Authority, Florida, Health
                   Facility Revenue Refunding Bonds, Baptist Hospital and Baptist
                   Manor, Series 1998, 5.125%, 10/01/19                              10/08 at 101.00          A3         2,570,275

         830     Florida Housing Finance Corporation, Homeowner Mortgage Revenue
                   Bonds, Series 2000-11, 5.850%, 1/01/22 (Alternative Minimum Tax)
                   - FSA Insured                                                      1/10 at 100.00         AAA           870,379

       3,600     Hillsborough County Industrial Development Authority, Florida,
                   Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                   Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
                   (Alternative Minimum Tax)                                          4/10 at 101.00         N/R         4,050,324

       1,645     Miami-Dade County Educational Facilities Authority, Florida,
                   Revenue Bonds, University of Miami, Series 2004A, 5.000%,
                   4/01/25 - AMBAC Insured                                            4/14 at 100.00         AAA         1,743,914

                 Volusia County, Florida, Tax Revenue Bonds, Tourist Development,
                   Series 2004:
       2,445       5.000%, 12/01/22 - FSA Insured                                    12/14 at 100.00         Aaa         2,622,947
       2,650       5.000%, 12/01/23 - FSA Insured                                    12/14 at 100.00         Aaa         2,834,175
-----------------------------------------------------------------------------------------------------------------------------------
                 Georgia - 1.9% (1.3% of Total Investments)

         500     Chatham County Hospital Authority, Savannah, Georgia, Hospital
                   Revenue Bonds, Memorial Health University Medical Center Inc.,
                   Series 2004A, 5.375%, 1/01/26                                      1/14 at 100.00          A-           524,505

       1,745     Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005,
                   5.000%, 5/01/24 - MBIA Insured                                     5/14 at 100.00         AAA         1,857,535

         150     Fulton County Housing Authority, Georgia, GNMA Mortgage-Backed
                   Securities Program Single Family Mortgage Revenue Refunding
                   Bonds, Series 1996A, 6.200%, 9/01/27 (Alternative Minimum Tax)     9/06 at 102.00         AAA           155,283

                 Municipal Electric Authority of Georgia, Combustion Turbine
                   Revenue Bonds, Series 2003A:
          10       5.250%, 11/01/15 (Pre-refunded to 11/01/13) - MBIA Insured        11/13 at 100.00         AAA            11,279
       3,405       5.250%, 11/01/15 - MBIA Insured                                   11/13 at 100.00         AAA         3,795,009
       3,365       5.000%, 11/01/18 - MBIA Insured                                   11/13 at 100.00         AAA         3,641,906

       2,235     Richmond County Development Authority, Georgia, Revenue Bonds,
                   Medical College of Georgia, Cancer Research Center Project,
                   Series 2004A, 5.000%, 12/15/24 - AMBAC Insured                    12/14 at 100.00         AAA         2,375,827

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Idaho - 1.5% (1.0% of Total Investments)

$        505     Idaho Housing Agency, Senior Lien Single Family Mortgage Bonds,
                   Series 1995F, 6.450%, 7/01/27 (Alternative Minimum Tax)            7/05 at 102.00         Aaa    $      507,237

       3,200     Idaho Housing Agency, FHA-Insured Mortgage Revenue Bonds, Park
                   Place Project, Series 1995A, 6.500%, 12/01/36 (Alternative
                   Minimum Tax)                                                       6/05 at 102.00         Aa2         3,266,720

       3,160     Idaho Housing and Finance Association, GNMA Housing Revenue
                   Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1,
                   7.250%, 3/20/37                                                    3/12 at 105.00         Aaa         3,585,273

         515     Idaho Housing and Finance Association, Single Family Mortgage
                   Bonds, Series 1996G, 6.350%, 7/01/26 (Alternative Minimum Tax)     7/06 at 102.00         Aaa           524,224

         750     Idaho Housing and Finance Association, Single Family Mortgage
                   Bonds, Series 2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)     1/10 at 100.00         Aa2           792,563

         790     Idaho Housing and Finance Association, Single Family Mortgage
                   Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)     7/10 at 100.00         Aaa           793,302
-----------------------------------------------------------------------------------------------------------------------------------
                 Illinois - 17.4% (11.4% of Total Investments)

      11,200     Chicago, Illinois, General Obligation Bonds, Series 1995A-1,
                   5.125%, 1/01/25 - AMBAC Insured                                    1/06 at 102.00         AAA        11,547,312

       1,000     Chicago, Illinois, General Obligation Refunding Bonds, Series
                   1998, 5.250%, 1/01/20 - FGIC Insured                               7/08 at 102.00         AAA         1,071,230

      22,670     Chicago, Illinois, General Obligation Bonds, City Colleges of
                   Chicago Capital Improvement Project, Series 1999, 0.000%,
                   1/01/25 - FGIC Insured                                               No Opt. Call         AAA         8,696,892

       5,000     Chicago Board of Education, Illinois, Unlimited Tax General
                   Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%,
                   12/01/20 - FGIC Insured                                              No Opt. Call         AAA         2,423,550

       1,175     Chicago, Illinois, GNMA Collateralized Multifamily Housing
                   Revenue Bonds, Bryn Mawr-Belle Shores Project, Series 1997,
                   5.800%, 6/01/23 (Alternative Minimum Tax)                          6/09 at 102.00         Aaa         1,232,234

       3,465     Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning
                   Redevelopment Project, Series 1996B, 7.250%, 1/01/14               1/07 at 102.00         N/R         3,581,285

       3,530     Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary
                   Drainage and Ship Canal Redevelopment Project, Series 1997A,
                   7.750%, 1/01/14                                                    1/07 at 102.00         N/R         3,671,482

       4,865     Cook County Community Consolidated School District 15, Palatine,
                   Illinois, General Obligation Bonds, Series 2001, 0.000%,
                   12/01/20 - FGIC Insured                                              No Opt. Call         Aaa         2,354,514

       6,190     Cook County Community High School District 219, Niles Township,
                   Illinois, General Obligation Capital Appreciation Bonds, Series
                   2001, 0.000%, 12/01/20 - MBIA Insured                                No Opt. Call         Aaa         2,995,774

       2,665     DuPage County Forest Preserve District, Illinois, General
                   Obligation Bonds, Series 2003, 5.250%, 10/01/15                      No Opt. Call         AAA         2,988,824

       2,815     East Saint Louis, Illinois, FHA-Insured Section 8 Assisted
                   Mortgage Revenue Refunding Bonds, Dawson Manor Apartments,
                   Series 1994A, 6.500%, 7/01/24 - MBIA Insured                       7/05 at 100.00         AAA         2,822,432

                 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
                   Series 2004:
       2,000       5.250%, 11/15/14                                                   5/14 at 100.00           A         2,153,520
       4,420       5.250%, 11/15/15                                                   5/14 at 100.00           A         4,738,328

                 Illinois Finance Authority, Revenue Bonds, University of Chicago,
                   Series 2004A:
       1,000       5.000%, 7/01/24                                                    7/14 at 100.00         Aa1         1,053,310
       1,000       5.000%, 7/01/25                                                    7/14 at 100.00         Aa1         1,050,220

       3,000     Illinois Health Facilities Authority, Revenue Refunding Bonds,
                   Lutheran General Health System, Series 1993C, 6.000%, 4/01/18        No Opt. Call          A+         3,457,920

       3,000     Illinois Health Facilities Authority, Revenue Bonds, Lake Forest
                   Hospital, Series 2003, 6.000%, 7/01/33                             7/13 at 100.00          A-         3,225,030

                 Illinois Housing Development Authority, Housing Finance Bonds,
                   Series 2000A:
         790       5.750%, 9/01/10 (Alternative Minimum Tax)                          3/10 at 100.00          AA           813,866
       1,245       6.200%, 9/01/20 (Alternative Minimum Tax)                          3/10 at 100.00          AA         1,291,040

      11,000     Illinois, General Obligation Bonds, Illinois FIRST Program,
                   Series 2001, 6.000%, 11/01/26 - FGIC  Insured                        No Opt. Call         AAA        13,722,830

                 Illinois, General Obligation Bonds, Illinois FIRST Program,
                   Series 2002:
       8,000       5.250%, 8/01/12 - MBIA Insured                                       No Opt. Call         AAA         8,893,600
       2,000       5.500%, 2/01/18 - FGIC Insured                                     2/12 at 100.00         AAA         2,208,920

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Illinois (continued)

$      4,020     Lake, Cook, Kane and McHenry Counties Community Unit School
                   District 220, Barrington, Illinois, School Refunding Bonds,
                   Series 2002, 5.250%, 12/01/20 - FSA Insured                          No Opt. Call         AAA    $    4,575,926

                 Lake County Community Unit School District 60, Waukegan, Illinois,
                   General Obligation Refunding Bonds, Series 2001B:

       3,230       0.000%, 11/01/19 - FSA Insured                                       No Opt. Call         Aaa         1,655,795
       1,740       0.000%, 11/01/21 - FSA Insured                                       No Opt. Call         Aaa           800,452

      17,945     McHenry and Kane Counties Community Consolidated School District
                   158, Huntley, Illinois, General Obligation Bonds, Series 2003,
                   0.000%, 1/01/22 - FGIC Insured                                       No Opt. Call         Aaa         8,124,419

       4,505     McHenry County Community Consolidated School District 47, Crystal
                   Lake, Illinois, General Obligation Refunding Bonds, Series 1999,
                   5.750%, 2/01/19 - FSA Insured                                      2/09 at 100.00         Aaa         4,875,356

       2,910     McHenry County Community High School District 154, Marengo,
                   Illinois, Capital Appreciation School Bonds, Series 2001,
                   0.000%, 1/01/21 - FGIC Insured                                       No Opt. Call         Aaa         1,392,202

       2,540     Metropolitan Pier and Exposition Authority, Illinois, Revenue
                   Bonds, McCormick Place Expansion Project, Series 2002A, 5.000%,
                   12/15/28 - MBIA Insured                                            6/12 at 101.00         AAA         2,650,820
-----------------------------------------------------------------------------------------------------------------------------------
                 Indiana - 3.5% (2.3% of Total Investments)

       1,000     Ball State University, Indiana, Student Fee Revenue Bonds, Series
                   2002K, 5.750%, 7/01/20 - FGIC Insured                              1/12 at 100.00         AAA         1,113,290

       6,031     Greenfield, Indiana, GNMA Multifamily Housing Revenue Bonds,
                   Pedcor Investments Project, Series 1996A, 6.200%, 12/01/28
                   (Alternative Minimum Tax)                                         12/05 at 105.00         Aaa         6,273,446

       3,500     Indiana Bond Bank, Special Program Bonds, East Chicago Facilities
                   Building Corporation, Series 2000A, 6.125%, 2/01/25 - AMBAC
                   Insured                                                            2/10 at 101.00         AAA         3,925,460

                 Indiana Transportation Finance Authority, Highway Revenue Bonds,
                   Series 2000:
         805       5.375%, 12/01/25 (Pre-refunded to 12/01/10)                       12/10 at 100.00      Aa2***           894,580
       4,195       5.375%, 12/01/25                                                  12/10 at 100.00         Aa2         4,537,899

                 Indiana University, Student Fee Revenue Bonds, Series 2004P:
       2,750       5.000%, 8/01/22 - AMBAC Insured                                    8/14 at 100.00         AAA         2,924,488
       1,600       5.000%, 8/01/24 - AMBAC Insured                                    8/14 at 100.00         AAA         1,692,688

       1,000     Shelbyville Elementary School Building Corporation, Shelby County,
                   Indiana, First Mortgage Bonds, Series 2001, 5.000%, 7/05/18 -
                   FSA Insured                                                        7/11 at 100.00         AAA         1,063,990
-----------------------------------------------------------------------------------------------------------------------------------
                 Iowa - 1.9% (1.3% of Total Investments)

       8,000     Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa
                   Health System, Series 1998A, 5.125%, 1/01/28 - MBIA Insured        7/08 at 102.00         AAA         8,261,440

       2,000     Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical
                   Center, Series 2000, 6.250%, 7/01/25                               7/10 at 100.00          A1         2,165,980

       2,000     Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
                   Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25                6/11 at 101.00         BBB         1,899,200
-----------------------------------------------------------------------------------------------------------------------------------
                 Kansas - 0.2% (0.1% of Total Investments)

       1,000     Johnson County Unified School District 232, Kansas, General
                   Obligation Bonds, Series 2005, 5.000%, 3/01/23 - MBIA Insured      3/15 at 100.00         Aaa         1,073,470

         210     Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single
                   Family Mortgage Revenue Refunding Bonds, Series 1994A-1, 7.900%,
                   5/01/24 (Alternative Minimum Tax)                                    No Opt. Call         Aaa           211,271
-----------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 2.3% (1.5% of Total Investments)

         805     Bossier Public Trust Financing Authority, Louisiana, Single
                   Family Mortgage Revenue Refunding Bonds, Series 1995B, 6.125%,
                   8/01/28                                                            8/05 at 102.00         AAA           823,451

       3,510     East Baton Rouge Parish Mortgage Finance Authority, Louisiana,
                   GNMA/FNMA Mortgage-Backed Securities Program Single Family
                   Mortgage Revenue Bonds, Series 1994C, 6.350%, 10/01/28
                   (Alternative Minimum Tax)                                         10/05 at 102.00         Aaa         3,598,698

       3,230     Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
                   Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 12/01/21
                   - AMBAC Insured                                                   12/12 at 100.00         AAA         3,520,603

       2,880     New Orleans Home Mortgage Authority, Louisiana, GNMA/FNMA Single
                   Family Mortgage Revenue Bonds, Series 1995A, 6.300%, 6/01/28
                   (Alternative Minimum Tax)                                          6/05 at 102.00         Aaa         2,940,106

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Louisiana (continued)

$      3,460     Orleans Levee District, Louisiana, Levee District General
                   Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured     12/05 at 103.00         AAA    $    3,624,523
-----------------------------------------------------------------------------------------------------------------------------------
                 Maryland - 0.2% (0.2% of Total Investments)

       1,390     Maryland Health and Higher Educational Facilities Authority,
                   Revenue Bonds, LifeBridge Health System, Series 2004A, 5.250%,
                   7/01/19                                                            7/14 at 100.00           A         1,492,943
-----------------------------------------------------------------------------------------------------------------------------------
                 Massachusetts - 6.1% (4.0% of Total Investments)

                 Massachusetts, General Obligation Bonds, Consolidated Loan,
                   Series 2002E:
      11,400       5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured            1/13 at 100.00         AAA        12,686,946
       1,850       5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured            1/13 at 100.00         AAA         2,058,847

       1,000     Massachusetts Development Finance Authority, Revenue Bonds,
                   Hampshire College, Series 2004, 5.700%, 10/01/34                  10/14 at 100.00         BBB         1,052,730

       2,925     Massachusetts Development Finance Agency, Pioneer Valley Resource
                   Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A,
                   8.375%, 7/01/14 (Alternative Minimum Tax)                            No Opt. Call         N/R         3,217,939

       2,750     Massachusetts Health and Educational Facilities Authority, Revenue
                   Bonds, New England Medical Center Hospitals, Series 2002H,
                   5.000%, 5/15/25 - FGIC Insured                                     5/12 at 100.00         AAA         2,874,383

       9,175     Massachusetts Health and Educational Facilities Authority,
                   Revenue Bonds, Berkshire Health System, Series 2001E, 5.700%,
                   10/01/25 - RAAI Insured                                           10/11 at 101.00          AA         9,974,785

                 Massachusetts, Special Obligation Dedicated Tax Revenue Bonds,
                   Series 2004:
       2,250       5.250%, 1/01/21 - FGIC Insured                                     1/14 at 100.00         AAA         2,456,843
       4,000       5.250%, 1/01/24 - FGIC Insured                                     1/14 at 100.00         AAA         4,340,240
-----------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 3.3% (2.1% of Total Investments)

                 Grand Rapids and Kent County Joint Building Authority,
                 Michigan, Limited Tax General Obligation Bonds, Devos
                 Place Project, Series 2001:
       7,660       0.000%, 12/01/21                                                     No Opt. Call         AAA         3,578,982
       7,955       0.000%, 12/01/22                                                     No Opt. Call         AAA         3,519,769
       8,260       0.000%, 12/01/23                                                     No Opt. Call         AAA         3,463,914
       8,575       0.000%, 12/01/24                                                     No Opt. Call         AAA         3,399,130

       1,200     Kent Hospital Finance Authority, Michigan, Revenue Bonds,
                   Metropolian Hospital, Series 2005A, 6.000%, 7/01/35                7/15 at 100.00         BBB         1,284,888

       2,000     Michigan State Hospital Finance Authority, Revenue Refunding
                   Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                   6.375%, 8/15/09                                                    8/05 at 100.00         Ba3         2,000,540

       3,270     Romulus Community Schools, Wayne County, Michigan, General
                   Obligation Bonds, Series 2003, 5.000%, 5/01/22                     5/13 at 100.00          AA         3,511,817
-----------------------------------------------------------------------------------------------------------------------------------
                 Minnesota - 5.1% (3.3% of Total Investments)

       6,995     Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds,
                   Champlin Shores Senior Living Center, Series 2002A, 3.000%,
                   12/20/43                                                           6/12 at 105.00         Aaa         7,036,480

       8,165     Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc.,
                   Series 2004, 4.950%, 7/01/22                                       7/14 at 100.00           A         8,357,367

                 Minneapolis-St. Paul Housing and Redevelopment Authority,
                 Minnesota, Revenue Bonds, HealthPartners Inc., Series
                 2003:
       1,000       6.000%, 12/01/18                                                  12/13 at 100.00        BBB+         1,101,790
       1,050       5.875%, 12/01/29                                                  12/13 at 100.00        BBB+         1,119,962

       3,000     Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
                   Subordinate Airport Revenue Bonds, Series 2001C, 5.250%,
                   1/01/26 - FGIC Insured                                             1/11 at 100.00         AAA         3,188,460

       2,400     Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
                   Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/25 - FGIC
                   Insured                                                            1/11 at 100.00         AAA         2,550,768

       1,000     Minnesota Municipal Power Agency, Electric Revenue Bonds, Series
                   2004A, 5.250%, 10/01/19                                           10/14 at 100.00          A3         1,088,280

       1,210     Minnesota Housing Finance Agency, Single Family Mortgage Revenue
                   Bonds, Series 2000C, 6.100%, 7/01/30 (Alternative Minimum Tax)     7/09 at 100.00         AA+         1,215,348

         380     Minnesota Housing Finance Agency, Rental Housing Bonds, Series
                   1995D, 5.950%, 2/01/18 - MBIA Insured                              8/05 at 102.00         AAA           387,969

        Portfolio of Investments April 30, 2005 (Unaudited)


   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Minnesota (continued)

$        940     Minnesota Housing Finance Agency, Single Family Mortgage Bonds,
                   Series 1996G, 6.250%, 7/01/26 (Alternative Minimum Tax)            1/06 at 102.00         AA+    $      966,254

       1,655     Minnesota Housing Finance Agency, Single Family Remarketed
                   Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative
                   Minimum Tax)                                                       1/11 at 101.00         AA+         1,705,858

       1,620     St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health
                   Services, Series 2003B, 5.500%, 7/01/25                            7/14 at 100.00          A-         1,714,316

       2,000     Southern Minnesota Municipal Power Agency, Power Supply System
                   Revenue Bonds, Series 1992B, 5.750%, 1/01/11                       7/05 at 100.00         AAA         2,000,340
-----------------------------------------------------------------------------------------------------------------------------------
                 Mississippi - 0.4% (0.3% of Total Investments)

       2,475     Mississippi Hospital Equipment and Facilities Authority, Revenue
                   Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                   9/01/24                                                            9/14 at 100.00         N/R         2,559,769
-----------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 6.8% (4.4% of Total Investments)

       2,000     Cole County Industrial Development Authority, Missouri, Revenue
                   Bonds, Lutheran Senior Services - Heisinger Project, Series
                   2004, 5.250%, 2/01/24                                              2/14 at 100.00         N/R         2,065,740

       2,885     Joplin Industrial Development Authority, Missouri, Health
                   Facilities Revenue Bonds, Freeman Health System, Series 2004,
                   5.500%, 2/15/24                                                    2/15 at 102.00        BBB+         3,021,316

       9,000     Kansas City, Missouri, Airport Revenue Bonds, General Improvement
                   Projects, Series 2003B, 5.250%, 9/01/17 - FGIC Insured             9/12 at 100.00         AAA         9,825,480

       6,445     Missouri, Water Pollution Control Revenue Refunding Bonds, Series
                   2002B, 5.000%, 10/01/18                                           10/12 at 100.00         AAA         6,982,126

       4,095     Missouri, General Obligation Refunding Bonds, Fourth State
                   Building, Series 2002A, 5.000%, 10/01/18                          10/12 at 100.00         AAA         4,436,277

                 Missouri Health and Educational Facilities Authority,
                 Revenue Bonds, SSM Healthcare System, Series 2001A:
       2,500       5.250%, 6/01/21 - AMBAC Insured                                    6/11 at 101.00         AAA         2,661,275
       2,000       5.250%, 6/01/28 - AMBAC Insured                                    6/11 at 101.00         AAA         2,113,340

       2,500     Missouri Health and Educational Facilities Authority, Revenue
                   Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24             5/13 at 100.00          AA         2,638,950

       1,200     Missouri Health and Educational Facilities Authority, Revenue
                   Bonds, Lake Regional Health System, Series 2003, 5.125%,
                   2/15/18                                                            2/14 at 100.00        BBB+         1,234,908

       5,500     St. Louis County Industrial Development Authority, Missouri,
                   Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992,
                   7.625%, 12/01/09 (Alternative Minimum Tax)                         6/05 at 100.00         N/R         5,527,445

       2,200     St. Louis, Missouri, Airport Revenue Bonds, Airport Development
                   Program, Series 2001A, 5.125%, 7/01/22 - MBIA Insured              7/11 at 100.00         AAA         2,309,626
-----------------------------------------------------------------------------------------------------------------------------------
                 Nebraska - 0.3% (0.2% of Total Investments)

       1,470     Municipal Energy Agency of Nebraska, Power Supply System Revenue
                   Bonds, Series 2003A, 5.250%, 4/01/23 - FSA Insured                 4/13 at 100.00         AAA         1,612,487
-----------------------------------------------------------------------------------------------------------------------------------
                 Nevada - 5.5% (3.6% of Total Investments)

       4,000     Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,
                   Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured                     7/14 at 100.00         AAA         4,242,120

       5,795     Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement
                   Revenue Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured        7/13 at 100.00         AAA         6,189,871

       4,000     Clark County, Nevada, Industrial Development Revenue Bonds,
                   Nevada Power Company, Series 1992A, 6.700%, 6/01/22
                   (Alternative Minimum Tax) - FGIC Insured                           6/05 at 100.00         AAA         4,039,840

      10,410     Clark County School District, Nevada, General Obligation Bonds,
                   Series 2002C, 5.500%, 6/15/18 (Pre-refunded to 6/15/12) -
                   MBIA Insured                                                       6/12 at 100.00         AAA        11,811,186

       7,315     Washoe County School District, Nevada, General Obligation
                   Refunding Bonds, Series 2002B, 5.500%, 6/01/17 - FGIC Insured        No Opt. Call         AAA         8,468,795

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 New Jersey - 4.3% (2.8% of Total Investments)

$      5,615     Essex County Improvement Authority, New Jersey, Lease Revenue
                   Bonds, Series 2003, 5.125%, 12/15/20 - FSA Insured                12/13 at 100.00         Aaa    $    6,146,460

       4,310     New Jersey Housing and Mortgage Finance Agency, Multifamily
                   Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40
                   (Alternative Minimum Tax) - AMBAC Insured                         11/07 at 101.50         AAA         4,573,126

       3,400     New Jersey Transportation Trust Fund Authority, Transportation
                   System Bonds, Series 2003C, 5.500%, 6/15/22 (Pre-refunded to
                   6/15/13)                                                           6/13 at 100.00         AAA         3,889,940

       3,000     New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,
                   6.500%, 1/01/09                                                      No Opt. Call        A***         3,369,600

       4,000     New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,
                   5.000%, 1/01/19 - FGIC Insured                                     7/13 at 100.00         AAA         4,305,760

       1,000     Toms River Board of Education, Ocean County, New Jersey, General
                   Obligation Bonds, Series 1997, 5.750%, 7/15/21 (Pre-refunded
                   to 7/15/07) - FGIC Insured                                         7/07 at 100.00         AAA         1,061,270

       3,490     Union County Utilities Authority, New Jersey, Solid Waste
                   Facility Subordinate Lease Revenue Bonds, Ogden Martin Systems
                   of Union Inc., Series 1998A, 5.350%, 6/01/23 (Alternative
                   Minimum Tax) - AMBAC Insured                                       6/08 at 101.00         AAA         3,685,789
-----------------------------------------------------------------------------------------------------------------------------------
                 New Mexico - 0.2% (0.1% of Total Investments)

       1,250     New Mexico Mortgage Finance Authority, Single Family Mortgage
                   Program Bonds, Series 1995E-2, 6.300%, 7/01/17 (Alternative
                   Minimum Tax)                                                       7/05 at 102.00         AAA         1,277,063
-----------------------------------------------------------------------------------------------------------------------------------
                 New York - 19.4% (12.8% of Total Investments)

       2,375     Long Island Power Authority, New York, Electric System General
                   Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured        6/08 at 101.00         AAA         2,512,631

                 New York City, New York, General Obligation Bonds, Fiscal Series
                   1997I:
      11,155       6.250%, 4/15/27 (Pre-refunded to 4/15/07)                          4/07 at 101.00         Aaa        11,985,936
         865       6.250%, 4/15/27                                                    4/07 at 101.00          A1           921,087

                 New York City, New York, General Obligation Bonds, Fiscal Series
                   1996J:
       8,790       5.875%, 2/15/19 (Pre-refunded to 2/15/06)                          2/06 at 101.50       A1***         9,143,710
         210       5.875%, 2/15/19                                                    2/06 at 101.50          A1           217,340
       1,680       5.500%, 2/15/26                                                      No Opt. Call       A1***         1,742,681
       2,140       5.500%, 2/15/26                                                      No Opt. Call          A1         2,233,753

                 New York City, New York, General Obligation Bonds, Fiscal Series
                   1996F:
       6,145       7.000%, 2/01/06                                                      No Opt. Call       A1***         6,345,880
       7,220       7.000%, 2/01/06                                                      No Opt. Call          A1         7,443,748

                 New York City, New York, General Obligation Bonds, Fiscal Series
                   1996I:
      11,035       5.875%, 3/15/18 (Pre-refunded to 3/15/06)                          3/06 at 101.50       A1***        11,507,188
          95       5.875%, 3/15/18                                                    3/06 at 101.50          A1            98,518

       4,000     New York City, New York, General Obligation Bonds, Fiscal Series
                   2004C, 5.250%, 8/15/20                                             8/14 at 100.00          A1         4,321,800

       5,000     New York City, New York, General Obligation Bonds, Fiscal Series
                   2005M, 5.000%, 4/01/24                                             4/15 at 100.00          A1         5,253,300

       1,370     New York City Municipal Water Finance Authority, New York, Water
                   and Sewerage System Revenue Bonds, Fiscal Series 1997B, 5.500%,
                   6/15/27 (Pre-refunded to 6/15/07) - MBIA Insured                   6/07 at 101.00         AAA         1,457,844

       4,000     New York City Trust for Cultural Resources, New York, Revenue
                   Bonds, American Museum of Natural History, Series 1997A,
                   5.650%, 4/01/27 - MBIA Insured                                     4/07 at 101.00         AAA         4,208,080

                 New York City Transitional Finance Authority, New York, Future
                   Tax Secured Bonds, Fiscal Series 2004B:

       6,875       5.000%, 8/01/23                                                    8/13 at 100.00         AAA         7,267,219
       7,260       5.000%, 8/01/24                                                    8/13 at 100.00         AAA         7,648,265

       2,500     New York City Transitional Finance Authority, New York, Future
                   Tax Secured Bonds, Fiscal Series 2004C, 5.000%, 2/01/22            2/14 at 100.00         AAA         2,657,350

       1,500     Dormitory Authority of the State of New York, State and Local
                   Appropriation Lease Bonds, Upstate Community Colleges, Series
                   2004B, 5.250%, 7/01/19                                             7/14 at 100.00         AA-         1,626,510

                 Dormitory Authority of the State of New York, Revenue Bonds,
                   Marymount Manhattan College, Series 1999:
       1,975       6.375%, 7/01/16 - RAAI Insured                                     7/09 at 101.00          AA         2,202,876
       2,080       6.375%, 7/01/17 - RAAI Insured                                     7/09 at 101.00          AA         2,319,990

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 New York (continued)

                 New York State Municipal Bond Bank Agency, Special School
                   Purpose Revenue Bonds, Series 2003C:
$      6,000       5.250%, 6/01/20                                                    6/13 at 100.00          A+    $    6,483,600
       5,100       5.250%, 6/01/21                                                    6/13 at 100.00          A+         5,496,474

       6,250     Port Authority of New York and New Jersey, Special Project Bonds,
                   JFK International Air Terminal LLC, Sixth Series 1997, 6.250%,
                   12/01/15 (Alternative Minimum Tax) - MBIA Insured                    No Opt. Call         AAA         7,258,563

       5,000     New York City Sales Tax Asset Receivable Corporation, New York,
                   Dedicated Revenue Bonds, Local Government Assistance
                   Corporation, Series 2004A, 5.000%, 10/15/22 - MBIA Insured        10/14 at 100.00         AAA         5,384,450

                 New York State Tobacco Settlement Financing Corporation,
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1:
       3,400       5.500%, 6/01/16                                                    6/10 at 100.00         AA-         3,708,550
       2,000       5.500%, 6/01/19                                                    6/13 at 100.00         AA-         2,229,640
-----------------------------------------------------------------------------------------------------------------------------------
                 North Carolina - 1.6% (1.0% of Total Investments)

       2,550     Cumberland County, North Carolina, Hospital Facility Revenue
                   Bonds, Cumberland County Hospital System Inc., Cape Fear
                   Valley Health System, Series 1999, 5.250%, 10/01/19               10/09 at 101.00          A-         2,641,367

       2,480     Durham Urban Redevelopment Authority, North Carolina, FHA-
                   Insured Mortgage Loan Revenue Bonds, Durham Hosiery Mill,
                   Series 1987, 7.500%, 8/01/29 (Alternative Minimum Tax)             8/07 at 105.00         AAA         2,654,865

         725     North Carolina Housing Finance Agency, Single Family Revenue
                   Bonds, Series 1996JJ, 6.450%, 9/01/27 (Alternative Minimum Tax)   3/06 at 102.00           AA           750,817

                 North Carolina Infrastructure Finance Corporation, Certificates
                   of Participation, Correctional Facilities, Series 2004A:
       1,250       5.000%, 2/01/21                                                   2/14 at 100.00          AA+         1,321,525
       2,445       5.000%, 2/01/22                                                   2/14 at 100.00          AA+         2,577,568
-----------------------------------------------------------------------------------------------------------------------------------
                 North Dakota - 0.3% (0.2% of Total Investments)

       2,070     North Dakota Housing Finance Agency, Home Mortgage Finance
                   Program Bonds, Series 2000C, 6.150%, 7/01/31 (Alternative
                   Minimum Tax)                                                      7/10 at 100.00          Aa3         2,090,369

          30     North Dakota Housing Finance Agency, Home Mortgage Finance
                   Program Bonds, Series 1996B, 6.400%, 1/01/28 (Alternative
                   Minimum Tax)                                                     1/07 at 102.00           Aa2            30,145
-----------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 5.5% (3.6% of Total Investments)

       3,000     Columbus City School District, Franklin County, Ohio, General
                   Obligation Bonds, Series 2004, 5.250%, 12/01/24 - FSA Insured     12/14 at 100.00         AAA         3,282,360

                 Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth
                   Corporation, Series 2003C:
       2,330       5.250%, 5/15/17 - MBIA Insured                                     5/13 at 100.00         AAA         2,543,684
       4,105       5.250%, 5/15/18 - MBIA Insured                                     5/13 at 100.00         AAA         4,463,736

       2,000     Ohio Housing Finance Agency, FHA-Insured Multifamily Housing
                   Mortgage Revenue Bonds, Courtyards of Kettering, Series
                   1998B-1, 5.550%, 1/01/40 (Alternative Minimum Tax)                 1/08 at 102.00         Aa2         2,048,940

       3,595     Ohio Municipal Electric Generation Agency, Beneficial Interest
                   Certificates, Joint Venture 5, American Municipal Power Ohio
                   Inc., Belleville Hydroelectric Project, Series 2004, 5.000%,
                   2/15/20 - AMBAC Insured                                           2/14 at 100.00          AAA         3,834,679

       5,000     Ohio Water Development Authority, Collateralized Water Revenue
                   Refunding Bonds, Dayton Power and Light Company, Series 1992A,
                   6.400%, 8/15/27                                                   8/05 at 100.00         Baa2         5,105,500

       6,450     Ohio Water Development Authority, Solid Waste Disposal Revenue
                   Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20
                   (Alternative Minimum Tax)                                          9/08 at 102.00         N/R         6,491,022

       6,700     Ohio Water Development Authority, Solid Waste Disposal Revenue
                   Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20
                   (Alternative Minimum Tax)                                        9/09 at 102.00           N/R         6,945,689
-----------------------------------------------------------------------------------------------------------------------------------
                 Oklahoma - 0.8% (0.5% of Total Investments)

       5,000     Oklahoma State Student Loan Authority, Senior Lien Revenue Bonds,
                   Series 2001A-1, 5.625%, 6/01/31 (Alternative Minimum Tax)        6/11 at 102.00           AAA         5,263,350
-----------------------------------------------------------------------------------------------------------------------------------
                 Oregon - 2.1% (1.4% of Total Investments)

       7,860     Multnomah County Hospital Facilities Authority, Oregon, Revenue
                   Bonds, Sisters of Providence Health System, Series 2004,
                   5.500%, 10/01/21                                                  10/14 at 100.00          AA         8,719,098

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Oregon (continued)

$      1,065     Oregon, General Obligation Veterans Welfare Bonds, Series 75,
                   6.000%, 4/01/27                                                   10/05 at 102.00         Aa3    $    1,091,337

       2,000     Oregon Department of Administrative Services, State Lottery
                   Revenue Bonds, Series 2004A, 5.000%, 4/01/14 - FSA Insured           No Opt. Call         AAA         2,216,020

       1,150     Portland, Oregon, Limited Tax General Obligation and Improvement
                   Bonds, Series 1996A, 5.550%, 6/01/16                               6/06 at 100.00         Aa2         1,183,339
-----------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania - 1.0% (0.6% of Total Investments)

       2,400     Beaver County Industrial Development Authority, Pennsylvania,
                   Collateralized Pollution Control Revenue Refunding Bonds,
                   Cleveland Electric Illuminating Company - Beaver Valley
                   Project, Series 1995A, 7.750%, 7/15/25 - ACA Insured (a)           7/05 at 102.00           A         2,469,264

       1,355     Chester County, Pennsylvania, General Obligation Bonds, Series
                   2005, 5.000%, 11/15/23                                             5/15 at 100.00         Aa1         1,452,248

       1,050     Delaware Valley Regional Finance Authority, Pennsylvania, Local
                   Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 - AMBAC
                   Insured                                                              No Opt. Call         AAA         1,221,476

       1,000     Pennsylvania State University, General Revenue Bonds, Series
                   2005, 5.000%, 9/01/29                                              9/15 at 100.00          AA         1,054,880
-----------------------------------------------------------------------------------------------------------------------------------
                 Rhode Island - 2.7% (1.8% of Total Investments)

       1,055     Rhode Island Health and Educational Building Corporation,
                   Revenue Refunding Bonds, Salve Regina University, Series 2002,
                   5.000%, 3/15/19 - RAAI Insured                                     3/12 at 101.00          AA         1,105,102

                 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
                   Settlement Asset-Backed Bonds, Series 2002A:
      10,000       6.000%, 6/01/23                                                    6/12 at 100.00         BBB        10,094,100
       6,000       6.125%, 6/01/32                                                    6/12 at 100.00         BBB         6,051,000
-----------------------------------------------------------------------------------------------------------------------------------
                 South Carolina - 9.7% (6.3% of Total Investments)

      14,000     Berkeley County School District, South Carolina, Installment
                   Purchase Revenue Bonds, Securing Assets for Education, Series
                   2003, 5.250%, 12/01/24                                            12/13 at 100.00          A-        14,730,380

      15,445     Greenville County School District, South Carolina, Installment
                   Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/17 (Pre-
                   refunded to 12/01/12)                                             12/12 at 101.00      AA-***        18,115,595

       2,500     Greenville, South Carolina, Hospital Facilities Revenue Refunding
                   Bonds, Series 2003A, 5.000%, 5/01/25 - AMBAC Insured               5/13 at 100.00         AAA         2,636,700

       7,600     Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                   Bonds, Series 1991, 4.000%, 1/01/23 - MBIA Insured                 7/05 at 100.00         AAA         7,224,408

       6,000     South Carolina JOBS Economic Development Authority, Economic
                   Development Revenue Bonds, Bon Secours Health System Inc.,
                   Series 2002A, 5.625%, 11/15/30                                    11/12 at 100.00          A-         6,312,420

                 South Carolina JOBS Economic Development Authority, Hospital
                   Refunding and Improvement Revenue Bonds, Palmetto Health
                   Alliance, Series 2003C:
       1,500       6.875%, 8/01/27                                                    8/13 at 100.00        BBB+         1,700,550
       5,000       6.375%, 8/01/34                                                    8/13 at 100.00        BBB+         5,489,650

       5,000     Tobacco Settlement Revenue Management Authority, South Carolina,
                   Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%,
                   5/15/22                                                            5/11 at 101.00         BBB         5,081,500
-----------------------------------------------------------------------------------------------------------------------------------
                 Tennessee - 0.3% (0.2% of Total Investments)

       1,500     Memphis-Shelby County Airport Authority, Tennessee, Airport
                   Revenue Bonds, Series 1999D, 6.000%, 3/01/19 (Alternative
                   Minimum Tax) - AMBAC Insured                                       3/10 at 101.00         AAA         1,655,970
-----------------------------------------------------------------------------------------------------------------------------------
                 Texas - 12.7% (8.3% of Total Investments)

       4,000     Austin, Texas, Airport System Prior Lien Revenue Bonds, Series
                   2003, 5.250%, 11/15/16 - MBIA Insured                             11/13 at 100.00         AAA         4,366,960

       2,290     Austin, Texas, Revenue Bonds, Town Lake Park Community Events
                   Center, Series 1999, 6.000%, 11/15/25 - FGIC Insured              11/09 at 100.00         AAA         2,524,519

       5,000     Brazos River Authority, Texas, Pollution Control Revenue
                   Refunding Bonds, Texas Utilities Electric Company, Series
                   1998A, 5.550%, 5/01/33 (Alternative Minimum Tax) (Pre-refunded
                   to 5/01/08) - AMBAC Insured(a)                                     5/08 at 102.00         AAA         5,421,750

       5,000     Brazos River Authority, Texas, Pollution Control Revenue Bonds,
                   Texas Utilities Electric Company, Series 1995C, 5.550%, 6/01/30
                   (Alternative Minimum Tax) (Pre-refunded to 4/01/08) - MBIA
                   Insured(a)                                                         4/08 at 102.00         AAA         5,414,100

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Texas (continued)

$      5,110     Brazos River Authority, Texas, Pollution Control Revenue
                   Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%,
                   3/01/32 (Alternative Minimum Tax)(a)                               4/13 at 101.00         BBB    $    6,095,055

      10,000     Brazos River Harbor Navigation District, Brazoria County, Texas,
                   Environmental Facilities Revenue Bonds, Dow Chemical Company
                   Project, Series 2002A-6, 6.250%, 5/15/33 (Alternative Minimum
                   Tax) (Mandatory put 5/15/17)                                       5/12 at 101.00          A-        10,920,000

       3,345     Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series 2001,
                   5.625%, 2/15/19 (Pre-refunded to 2/15/12)                          2/12 at 100.00       AA***         3,801,659

       5,000     Gulf Coast Industrial Development Authority, Texas, Waste
                   Disposal Revenue Bonds, Valero Refining and Marketing Company
                   Project, Series 1997, 5.600%, 12/01/31 (Alternative Minimum Tax)   6/08 at 102.00        BBB-         5,055,900

       2,800     Harris County-Houston Sports Authority, Texas, Senior Lien
                   Revenue Bonds, Series 2001G, 5.250%, 11/15/30 - MBIA Insured      11/11 at 100.00         AAA         2,951,900

                 Harris County Health Facilities Development Corporation, Texas,
                   Hospital Revenue Bonds, Memorial Hermann Healthcare System,
                   Series 2004A:
       1,000       5.000%, 12/01/20                                                  12/14 at 100.00           A         1,023,290
       1,000       5.000%, 12/01/21                                                  12/14 at 100.00           A         1,019,500
       2,500       5.125%, 12/01/22                                                  12/14 at 100.00           A         2,572,400

      10,850     Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                   Convention and Entertainment  Project, Series 2001B, 0.000%,
                   9/01/25 - AMBAC Insured                                              No Opt. Call         AAA         4,013,415

       4,000     Houston, Texas, First Lien Combined Utility System Revenue Bonds,
                   Series 2004A, 5.250%, 5/15/24 - FGIC Insured                       5/14 at 100.00         AAA         4,307,960

       6,185     Keller Independent School District, Tarrant County, Texas,
                   Unlimited Tax General Obligation Refunding Bonds, Series 2001,
                   5.250%, 8/15/26                                                    8/11 at 100.00         AAA         6,513,300

       1,760     Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001,
                   5.750%, 3/15/16 (Pre-refunded to 3/15/09) - FGIC Insured           3/09 at 100.00         AAA         1,916,147

       2,000     Pearland Independent School District, Brazoria County, Texas,
                   Unlimited Tax Schoolhouse Bonds, Series 2001A, 5.250%, 2/15/22     2/11 at 100.00         AAA         2,146,220

       3,935     Spring Branch Independent School District, Harris County, Texas,
                   Limited Tax Schoolhouse and Refunding Bonds, Series 2001,
                   5.125%, 2/01/26                                                    2/11 at 100.00         AAA         4,084,884

       3,900     Texas, General Obligation Bonds, Veterans Housing Assistance
                   Program Fund II, Series 2001C-1, 5.200%, 12/01/21 (Alternative
                   Minimum Tax)                                                      12/11 at 101.00         Aa1         4,065,555

       6,945     Weatherford Independent School District, Parker County, Texas,
                   Unlimited Tax School Building and Refunding Bonds, Series 2001,
                   0.000%, 2/15/25                                                     2/11 at 44.73         AAA         2,334,701
-----------------------------------------------------------------------------------------------------------------------------------
                 Utah - 0.2% (0.1% of Total Investments)

         255     Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
                   1994B, 6.450%, 7/01/14                                             7/05 at 101.00         AAA           256,010

         270     Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
                   1997E-2, 5.875%, 1/01/19                                           7/07 at 101.50         AAA           273,556
                   (Alternative Minimum Tax)

         470     Utah Housing Finance Agency, Single Family Mortgage Bonds, Series
                   1997C, 5.600%, 7/01/18 (Alternative Minimum Tax)                   1/09 at 101.50         AAA           490,722
-----------------------------------------------------------------------------------------------------------------------------------
                 Virginia - 0.5% (0.3% of Total Investments)

       3,000     Metropolitan Washington D.C. Airports Authority, Airport System
                   Revenue Bonds, Series 2004A, 5.000%, 10/01/21 - MBIA Insured      10/14 at 100.00         AAA         3,200,220
-----------------------------------------------------------------------------------------------------------------------------------
                 Washington - 9.4% (6.1% of Total Investments)

      15,000     Chelan County Public Utility District 1, Washington, Hydro
                   Consolidated System Revenue Bonds, Series 2002A, 5.450%,
                   7/01/37 (Alternative Minimum Tax) - AMBAC Insured                  7/12 at 100.00         AAA        15,853,950

       7,500     Energy Northwest, Washington, Electric Revenue Refunding Bonds,
                   Columbia Generating Station, Nuclear Project 2, Series 2002C,
                   5.750%, 7/01/17 - MBIA Insured                                     7/12 at 100.00         AAA         8,452,800

       5,000     Energy Northwest, Washington, Electric Revenue Refunding Bonds,
                   Nuclear Project 1, Series 2003A, 5.500%, 7/01/16                   7/13 at 100.00         Aaa         5,545,700

      10,080     King County School District 401, Highline, Washington, General
                   Obligation Bonds, Series 2002, 5.500%, 12/01/16 - FGIC Insured     6/12 at 100.00         AAA        11,231,842

       6,965     Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.250%,
                   9/01/22 - FGIC Insured                                             9/12 at 100.00         AAA         7,513,563

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Washington (continued)

$      2,820     Skagit County Public Hospital District 1, Washington, General
                   Obligation Bonds, Series 2004A, 5.375%, 12/01/19 - MBIA Insured   12/14 at 100.00         Aaa    $    3,126,421

       2,500     Snohomish County, Washington, Limited Tax General Obligation
                   Bonds, Series 2001, 5.125%, 12/01/22 - MBIA Insured               12/11 at 100.00         AAA         2,685,375

       4,905     Washington, Various Purpose General Obligation Bonds, Series
                   1999B, 5.000%, 1/01/19                                             1/09 at 100.00         Aa1         5,155,400
-----------------------------------------------------------------------------------------------------------------------------------
                 West Virginia - 2.5% (1.6% of Total Investments)

       7,000     Harrison County Commission, West Virginia, Solid Waste Disposal
                   Revenue Bonds, Potomac Edison Company - Harrison Station,
                   Series 1993B, 6.250%, 5/01/23 (Alternative Minimum Tax) - AMBAC
                   Insured                                                            5/05 at 100.00         AAA         7,018,200

       5,000     Mason County, West Virginia, Pollution Control Revenue Bonds,
                   Appalachian Power Company, Series 2003L, 5.500%, 10/01/22         10/11 at 100.00         BBB         5,128,750

       1,000     Pleasants County, West Virginia, Pollution Control Revenue Bonds,
                   West Penn Power Company Pleasants Station Project, Series 1999E,
                   5.500%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured          4/09 at 101.00         AAA         1,055,800

       2,355     West Virginia University, Unlimited Student Fees General Revenue
                   Bonds, West Virginia University Project, Series 2004C, 5.000%,
                   10/01/24 - FGIC Insured                                           10/14 at 100.00         AAA         2,508,402
-----------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 1.3% (0.9% of Total Investments)

       3,215     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Marshfield Clinic, Series 1997, 5.625%, 2/15/17 - MBIA
                   Insured                                                            2/07 at 102.00         AAA         3,406,871

       4,000     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29      2/09 at 101.00        BBB+         4,092,320

       1,000     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/24          5/14 at 100.00        BBB+         1,054,220
-----------------------------------------------------------------------------------------------------------------------------------
$  1,032,086     Total Long-Term Investments (cost $912,169,063) - 152.9%                                              969,457,989
-----------------------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - 1.8%                                                                   11,661,567
                 ------------------------------------------------------------------------------------------------------------------

                 Preferred Shares, at Liquidation Value - (54.7)%                                                     (347,000,000)
                 ------------------------------------------------------------------------------------------------------------------

                 Net Assets Applicable to Common Shares - 100%                                                      $  634,119,556
                 ==================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**    Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R   Investment is not rated.

(a) The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                                 See accompanying notes to financial statements.

Nuveen Premium Income Municipal Fund 4, Inc. (NPT)

Portfolio of
        Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Alabama - 3.4% (2.2% of Total Investments)

$      2,395     Alabama Housing Finance Authority, FNMA Multifamily Housing
                   Revenue Bonds, South Bay Apartments, Series 2000K, 5.950%,
                   2/01/33 (Alternative Minimum Tax)                                  2/11 at 102.00         AAA    $    2,526,821

      11,895     Alabama Special Care Facilities Financing Authority, Birmingham,
                   Hospital Revenue Bonds, Daughters of Charity National Health
                   System - Providence Hospital and St. Vincent's Hospital, Series
                   1995, 5.000%, 11/01/25                                            11/05 at 101.00         Aaa        12,102,211

       5,150     Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds,
                   Series 2001, 5.750%, 12/01/16                                     12/11 at 101.00          A-         5,471,514
-----------------------------------------------------------------------------------------------------------------------------------
                 Alaska - 0.9% (0.6% of Total Investments)

       3,065     Alaska Municipal Bond Bank Authority, General Obligation Bonds,
                   Series 2003E, 5.250%, 12/01/26 - MBIA Insured                     12/13 at 100.00         AAA         3,299,503

       1,665     Alaska Housing Finance Corporation, General Housing Purpose Bonds,
                   Series 2005A, 5.000%, 12/01/30 - FGIC Insured                     12/14 at 100.00         AAA         1,742,805
-----------------------------------------------------------------------------------------------------------------------------------
                 Arizona - 1.6% (1.1% of Total Investments)

       5,000     Arizona Tourism and Sports Authority, Tax Revenue Bonds,
                   Multipurpose Stadium Facility Project, Series 2003A, 5.000%,
                   7/01/31 - MBIA Insured                                             7/13 at 100.00         Aaa         5,233,450

       4,100     Salt River Project Agricultural Improvement and Power District,
                   Arizona, Electric System Revenue Bonds, Series 2003, 5.000%,
                   12/01/18 - MBIA Insured                                           12/13 at 100.00         AAA         4,408,074
-----------------------------------------------------------------------------------------------------------------------------------
                 Arkansas - 0.1% (0.0% of Total Investments)

          95     Arkansas Development Finance Authority, FHA-Insured or VA
                   Guaranteed Single Single Family Mortgage Revenue Refunding
                   Bonds, Series 1991A, 8.000%, 8/15/11                               8/05 at 100.00          AA            95,265

          91     Jacksonville Residential Housing Facilities Board, Arkansas,
                   FNMA Mortgage-Backed Securities Program Single Family Mortgage
                   Revenue Refunding Bonds, Series 1993A-2, 7.900%, 1/01/11           7/05 at 101.00         Aaa            92,037

         142     Lonoke County Residential Housing Facilities Board, Arkansas,
                   FNMA Mortgage-Backed Securities Program Single Family Mortgage
                   Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11            10/05 at 103.00         Aaa           145,553
-----------------------------------------------------------------------------------------------------------------------------------
                 California - 8.0% (5.2% of Total Investments)

      17,000     California Health Facilities Financing Authority, Health Facility
                   Revenue Bonds, Adventist Health System/West, Series 2003A,
                   5.000%, 3/01/33                                                    3/13 at 100.00           A        17,158,100

       2,000     California Infrastructure Economic Development Bank, Revenue
                   Bonds, Kaiser Hospital Assistance LLC, Series 2001A, 5.550%,
                   8/01/31                                                            8/11 at 102.00          A+         2,130,840

      10,000     California, General Obligation Bonds, Series 2003, 5.250%,
                   2/01/22                                                            8/13 at 100.00           A        10,803,700

       4,500     California, General Obligation Bonds, Series 2004, 5.100%,
                   2/01/34                                                            2/09 at 100.00           A         4,604,985

       1,800     California Department of Water Resources, Power Supply Revenue
                   Bonds, Series 2002A, 5.500%, 5/01/14 - AMBAC Insured               5/12 at 101.00         AAA         2,050,740

       4,780     Foothill/Eastern Transportation Corridor Agency, California, Toll
                   Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14                    No Opt. Call         AAA         3,448,674

       1,000     Golden State Tobacco Securitization Corporation, California,
                   Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%,
                    6/01/39                                                           6/13 at 100.00         BBB         1,062,240

       3,000     Los Angeles Department of Water and Power, California, Power
                   System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/20              7/06 at 100.00         AA-         3,053,490

         795     Santa Clara Valley Water District, California, Water Utility
                   System Revenue Bonds, Series 2000A, 5.000%, 6/01/18                6/10 at 100.00          AA           848,519

       1,945     South Gate Public Financing Authority, California, Water Revenue
                   Refunding Bonds, Series 1996A, 6.000%, 10/01/12 - FGIC Insured       No Opt. Call         AAA         2,276,992

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Colorado - 6.2% (4.0% of Total Investments)

$      6,500     Adams 12 Five Star Schools, Adams County, Colorado, General
                   Obligation Bonds, Series 2005, 4.750%, 12/15/23 - FSA Insured     12/15 at 100.00         AAA    $    6,782,685

       2,000     Colorado Health Facilities Authority, Revenue Refunding Bonds,
                   Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21          9/11 at 100.00          AA         2,107,160

         805     Colorado Housing Finance Authority, Single Family Program Senior
                   Bonds, Series 1999C-3, 6.750%, 10/01/21                           10/09 at 105.00         Aa2           830,953

       3,040     Denver City and County, Colorado, Airport System Revenue Bonds,
                   Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)             No Opt. Call           A         3,588,325

                 Denver Convention Center Hotel Authority, Colorado, Senior
                 Revenue Bonds, Convention Center Hotel, Series 2003A:
       2,940       5.000%, 12/01/20 - XLCA Insured                                   12/13 at 100.00         AAA         3,121,310
      10,000       5.000%, 12/01/33 - XLCA Insured                                   12/13 at 100.00         AAA        10,420,600

       4,345     El Paso County School District 20, Academy, Colorado, General
                   Obligation Bonds, Series 2002, 5.250%, 12/15/17 - FGIC Insured    12/12 at 100.00         Aaa         4,787,321

         755     Jefferson County School District R1, Colorado, General Obligation
                   Bonds, Series 2004, 5.000%, 12/15/22 - FSA Insured                12/14 at 100.00         AAA           811,995

       4,125     Municipal Subdistrict Northern Colorado Water District, Revenue
                   Bonds, Series 1997G, 5.250%, 12/01/15 - AMBAC Insured             12/07 at 101.00         AAA         4,384,091
-----------------------------------------------------------------------------------------------------------------------------------
                 Connecticut - 0.5% (0.3% of Total Investments)

       3,000     Connecticut Housing Finance Authority, Housing Mortgage Finance
                   Program Bonds, Series 1996C-2, 6.250%, 11/15/18                    5/06 at 102.00         AAA         3,112,380
-----------------------------------------------------------------------------------------------------------------------------------
                 District of Columbia - 5.5% (3.5% of Total Investments)

       6,000     District of Columbia, General Obligation Bonds, Series 1993B-2,
                   5.500%, 6/01/10 - FSA Insured                                        No Opt. Call         AAA         6,610,860

       4,250     District of Columbia, Hospital Revenue Refunding Bonds, Medlantic
                   Healthcare Group, Series 1993A, 5.750%, 8/15/14 - MBIA Insured     8/06 at 102.00         AAA         4,473,975

           5     District of Columbia, General Obligation Bonds, Series 1993E,
                   6.000%, 6/01/09 - CAPMAC Insured                                   6/05 at 100.00         AAA             5,014

                 District of Columbia, General Obligation Refunding Bonds, Series
                   1993A:
       1,585       6.000%, 6/01/07 - MBIA Insured                                       No Opt. Call         AAA         1,643,994
       7,215       6.000%, 6/01/07 - MBIA Insured                                       No Opt. Call         AAA         7,476,183

                 District of Columbia, Revenue Bonds, Georgetown University,
                   Series 2001A:
       9,670       0.000%, 4/01/26 - MBIA Insured                                      4/11 at 42.15         AAA         3,032,222
      15,235       0.000%, 4/01/30 - MBIA Insured                                      4/11 at 32.93         AAA         3,703,019

       5,000     Washington Convention Center Authority, District of Columbia,
                   Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%,
                   10/01/12 - AMBAC Insured                                          10/08 at 101.00         AAA         5,360,150
-----------------------------------------------------------------------------------------------------------------------------------
                 Florida - 6.6% (4.3% of Total Investments)

       5,000     Broward County School Board, Florida, Certificates of
                   Participation, Series 2003, 5.000%, 7/01/28 - MBIA Insured         7/13 at 100.00         AAA         5,237,000

       2,500     Florida State Board of Education, Full Faith and Credit Public
                   Education Capital Outlay Bonds, Series 1996A, 5.250%, 6/01/22
                   (Pre-refunded to 6/01/06)                                          6/06 at 101.00         AAA         2,592,575

       5,000     Hillsborough County Aviation Authority, Florida, Revenue Bonds,
                   Tampa International Airport, Series 2003A, 5.250%, 10/01/18
                   (Alternative Minimum Tax) - MBIA Insured                          10/13 at 100.00         AAA         5,381,900

       9,000     JEA, Florida, Water and Sewerage System Revenue Bonds, Series
                   2001A, 5.200%, 10/01/20 (Pre-refunded to 10/01/05)               10/05 at 100.00A       A-***         9,099,810

       5,000     Martin County Industrial Development Authority, Florida,
                   Industrial Development Revenue Bonds, Indiantown Cogeneration
                   LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)       6/05 at 102.00         BB+         5,089,100

       1,380     Miami-Dade County Housing Finance Authority, Florida, Multifamily
                   Housing Revenue Bonds, Sunset Bay Apartments, Series 2000-5A,
                   5.850%, 7/01/20 (Alternative Minimum Tax) - FSA Insured            1/11 at 102.00         AAA         1,468,058

       9,500     Sunrise, Florida, Utility System Revenue Refunding Bonds, Series
                   1998, 5.000%, 10/01/28 - AMBAC Insured                            10/18 at 100.00         AAA        10,187,515

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Georgia - 2.6% (1.6% of Total Investments)

$      4,400     Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series
                   1999A, 5.500%, 11/01/22 - FGIC Insured                               No Opt. Call         AAA    $    5,167,140

       2,880     Georgia Municipal Electric Authority, General Power Revenue
                   Bonds, Series 1992B, 8.250%, 1/01/11                                 No Opt. Call          A+         3,583,584

       5,500     Georgia Municipal Electric Authority, General Power Revenue
                   Bonds, Series 1993B, 5.700%, 1/01/19 - FGIC Insured                  No Opt. Call         AAA         6,357,395
-----------------------------------------------------------------------------------------------------------------------------------
                 Hawaii - 1.0% (0.6% of Total Investments)

                 Honolulu City and County, Hawaii, General Obligation Refunding
                   and Improvement Bonds, Series 1993B:
       1,580       5.000%, 10/01/13                                                     No Opt. Call         Aaa         1,753,373
       3,720       5.000%, 10/01/13                                                     No Opt. Call         Aa2         4,085,453
-----------------------------------------------------------------------------------------------------------------------------------
                 Illinois - 14.2% (9.1% of Total Investments)

       4,000     Chicago Board of Education, Illinois, General Obligation Lease
                   Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured           No Opt. Call         AAA         4,702,040

       5,550     Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,
                   5.125%, 1/01/26 (Alternative Minimum Tax) - FSA Insured            1/11 at 101.00         AAA         5,738,922

       5,000     Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%,
                   1/01/28 - FGIC Insured                                             7/08 at 102.00         AAA         5,311,450

                 Cook County School District 99, Cicero, Illinois, General
                   Obligation School Bonds, Series 1997:
       1,455       8.500%, 12/01/13 - FGIC Insured                                      No Opt. Call         Aaa         1,965,690
       1,685       8.500%, 12/01/15 - FGIC Insured                                      No Opt. Call         Aaa         2,373,103

       6,140     Illinois Development Finance Authority, GNMA Collateralized
                   Mortgage Revenue Bonds, Greek American Nursing Home Committee,
                   Series 2000A, 7.600%, 4/20/40                                      4/11 at 105.00         Aaa         6,575,817

         450     Illinois Educational Facilities Authority, Revenue Bonds, Chicago
                   College of Osteopathic Medicine, Series 1975A, 8.750%, 7/01/05       No Opt. Call         AAA           454,734

                 Illinois Health Facilities Authority, Revenue Refunding Bonds,
                   Lutheran General Health System, Series 1993C:
       4,420       7.000%, 4/01/08                                                      No Opt. Call          A+         4,725,466
       4,075       7.000%, 4/01/14                                                      No Opt. Call          A+         4,994,891

       4,000     Illinois Health Facilities Authority, Revenue Bonds, Condell
                   Medical Center, Series 2002, 5.500%, 5/15/32                       5/12 at 100.00        Baa2         4,097,160

       4,000     Illinois Health Facilities Authority, FHA-Insured Mortgage
                   Revenue Refunding Bonds, Sinai Health System, Series 2003,
                   5.150%, 2/15/37                                                    8/13 at 100.00         AAA         4,122,720

       2,225     Illinois Housing Development Authority, Multifamily Program
                   Bonds, Series 1994-5, 6.650%, 9/01/14                              9/05 at 101.00          A+         2,271,280

       3,410     Illinois Housing Development Authority, Section 8 Elderly
                   Housing Revenue Bonds, Skyline Towers Apartments, Series
                   1992B, 6.875%, 11/01/17                                            5/05 at 100.00          A-         3,525,088

       9,795     Lake, Cook, Kane and McHenry Counties Community Unit School
                   District 220, Barrington, Illinois, School Refunding Bonds,
                   Series 2002, 5.250%, 12/01/19 - FSA Insured                          No Opt. Call         AAA        11,132,115

                 Metropolitan Pier and Exposition Authority, Illinois, Revenue
                   Bonds, McCormick Place Expansion Project, Series 2002A:

       9,500       0.000%, 6/15/24 - MBIA Insured                                     6/22 at 101.00         AAA         5,744,935
       4,540       5.000%, 12/15/28 - MBIA Insured                                    6/12 at 101.00         AAA         4,738,080
      34,440       0.000%, 6/15/40 - MBIA Insured                                       No Opt. Call         AAA         6,014,257

       3,050     Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                   McHenry and Will Counties, Illinois, General Obligation Bonds,
                   Series 1990A, 7.200%, 11/01/20 - AMBAC Insured                       No Opt. Call         AAA         3,917,908

       1,362     Wood River Township, Madison County, Illinois, General Obligation
                   Bonds, Series 1993, 6.625%, 2/01/14                                8/05 at 101.00         N/R         1,293,783
-----------------------------------------------------------------------------------------------------------------------------------
                 Indiana - 9.1% (5.8% of Total Investments)

      22,000     Indiana Health Facility Financing Authority, Hospital Revenue
                   Bonds, Clarian Health Obligated Group, Series 2000A, 5.500%,
                   2/15/30 - MBIA Insured                                             8/10 at 101.50         AAA        24,035,220

       3,000     Indiana Health Facility Financing Authority, Hospital Revenue
                   Refunding Bonds, Columbus Regional Hospital, Series 1993,
                   7.000%, 8/15/15 - FSA Insured                                        No Opt. Call         AAA         3,661,920

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Indiana (continued)

$      2,800     Indiana Health Facility Financing Authority, Revenue Bonds,
                   Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35
                   (WI, settling 5/04/05) - AMBAC Insured                             5/15 at 100.00         AAA    $    2,902,648

       3,965     Indiana Educational Facilities Authority, Revenue Bonds, Butler
                   University, Series 2001, 5.500%, 2/01/26 - MBIA Insured            2/11 at 100.00         AAA         4,299,606

       1,500     Indiana Educational Facilities Authority, Revenue Bonds,
                   University of Indianapolis, Series 1999, 5.750%, 10/01/19 -
                   FSA Insured                                                       10/09 at 101.00         AAA         1,654,845

                 Indiana Transportation Finance Authority, Highway Revenue Bonds,
                   Series 2003A:
       4,000       5.000%, 6/01/23 - FSA Insured                                      6/13 at 100.00         AAA         4,276,840
       6,000       5.000%, 6/01/24 - FSA Insured                                      6/13 at 100.00         AAA         6,397,740

         710     Kokomo Hospital Authority, Indiana, Hospital Revenue Refunding
                   Bonds, St. Joseph Hospital and Health Center, Series 1993,
                   6.250%, 8/15/05                                                    8/05 at 100.00      N/R***           717,079

       5,000     Metropolitan School District Warren Township Vision 2005 School
                   Building Corporation, Marion County, Indiana, First Mortgage
                   Bonds, Series 2000, 5.500%, 7/15/20 (Pre-refunded to 1/15/11) -
                   FGIC Insured                                                       1/11 at 100.00         AAA         5,592,900
-----------------------------------------------------------------------------------------------------------------------------------
                 Iowa - 0.0% (0.0% of Total Investments)

          40     Davenport, Iowa, Home Ownership Mortgage Revenue Refunding Bonds,
                   Series 1994, 7.900%, 3/01/10                                       9/05 at 101.00         Aa2            40,320
-----------------------------------------------------------------------------------------------------------------------------------
                 Kansas - 1.8% (1.2% of Total Investments)

       2,000     Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical
                   Center, Series 2000A, 5.500%, 9/01/25 - AMBAC Insured              9/10 at 100.00         AAA         2,164,800

       6,825     Sedgwick County Unified School District 259, Wichita, Kansas,
                   General Obligation Bonds, Series 2000, 3.500%, 9/01/16             9/10 at 100.00          AA         6,567,425

       1,750     Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and
                   Electric Company, Series 2004, 5.300%, 6/01/31 - MBIA Insured      6/14 at 100.00         AAA         1,882,213
-----------------------------------------------------------------------------------------------------------------------------------
                 Louisiana - 1.8% (1.1% of Total Investments)

       3,070     Jefferson Sales Tax District, Jefferson Parish, Louisiana,
                   Special Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%,
                   12/01/20 - AMBAC Insured                                          12/12 at 100.00         AAA         3,346,208

       1,750     Louisiana Local Government Environmental Facilities and Community
                   Development Authority, GNMA Collateralized Mortgage Revenue
                   Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%,
                   6/20/37                                                            6/12 at 105.00         Aaa         1,942,535

       4,915     Orleans Levee District, Louisiana, Levee District General
                   Obligation Bonds, Series 1986, 5.950%, 11/01/14 - FSA Insured     12/05 at 103.00         AAA         5,152,444
-----------------------------------------------------------------------------------------------------------------------------------
                 Maine - 2.5% (1.6% of Total Investments)

       7,520     Maine Educational Loan Marketing Corporation, Student Loan
                   Revenue Bonds, Subordinate Series 1994B-2, 6.250%, 11/01/06
                   (Alternative Minimum Tax)                                            No Opt. Call          A2         7,710,933

       6,635     Maine State Housing Authority, Mortgage Purchase Bonds, Series
                   2000C-1, 6.050%, 11/15/31 (Alternative Minimum Tax)                5/10 at 100.00         AA+         6,944,125
-----------------------------------------------------------------------------------------------------------------------------------
                 Maryland - 2.7% (1.7% of Total Investments)

       3,215     Maryland Community Development Administration, Housing Revenue
                   Bonds, Series 1996A, 5.875%, 7/01/16                               1/07 at 102.00         Aa2         3,335,916

       2,900     Maryland Community Development Administration, Housing Revenue
                   Bonds, Series 1997A, 6.000%, 7/01/39 (Alternative Minimum Tax)     7/07 at 102.00         Aa2         3,016,232

       6,800     Montgomery County Housing Opportunities Commission, Maryland,
                   GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series
                   1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)                   7/06 at 102.00         Aa2         7,028,752

       2,315     Montgomery County Housing Opportunities Commission, Maryland,
                   Multifamily Housing Development Bonds, Series 2000B, 6.125%,
                   7/01/20 (Alternative Minimum Tax)                                  7/10 at 100.00         Aaa         2,453,298
-----------------------------------------------------------------------------------------------------------------------------------
                 Massachusetts - 0.0% (0.0% of Total Investments)

          35     Massachusetts Housing Finance Agency, Housing Project Revenue
                   Refunding Bonds, Series 1993A, 6.300%, 10/01/13 (Pre-refunded
                   to 6/01/05)                                                        6/05 at 100.00          A1            35,046

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Michigan - 6.4% (4.1% of Total Investments)

$      6,000     Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
                   Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured                7/15 at 100.00         AAA    $    6,304,860

      10,450     Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
                   Series 1997A, 5.000%, 7/01/27 - MBIA Insured                       7/07 at 101.00         AAA        10,844,383

                 Hancock Hospital Finance Authority, Michigan, FHA-Insured
                   Mortgage Hospital Revenue Bonds, Portage Health System Inc.,
                   Series 1998:
       1,350       4.625%, 8/01/18 - MBIA Insured                                     8/08 at 100.00         AAA         1,365,282
       4,400       5.450%, 8/01/47 - MBIA Insured                                     8/08 at 100.00         AAA         4,644,948

       5,000     Michigan State Building Authority, Revenue Refunding Bonds,
                   Facilities Program, Series 2003II, 5.000%, 10/15/29 - MBIA
                   Insured                                                           10/13 at 100.00         AAA         5,245,600

      10,500     Michigan State Hospital Finance Authority, Hospital Revenue
                   Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                   5.250%, 8/15/23                                                    8/08 at 101.00         Ba3         9,384,900
-----------------------------------------------------------------------------------------------------------------------------------
                 Minnesota - 0.9% (0.6% of Total Investments)

       1,395     Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA
                   Mortgage-Backed Securities Program Single Family Mortgage
                   Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
                   Minimum Tax)                                                      11/07 at 102.00         AAA         1,441,286

       3,500     Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
                   Airport Revenue Bonds, Series 2001A, 5.250%, 1/01/25 - FGIC
                   Insured                                                            1/11 at 100.00         AAA         3,719,870
-----------------------------------------------------------------------------------------------------------------------------------
                 Mississippi - 1.9% (1.2% of Total Investments)

       1,285     Jones County, Mississippi, Hospital Revenue Refunding Bonds,
                   South Central Regional Medical Center Project, Series 1997,
                   5.350%, 12/01/10                                                  12/07 at 100.00        BBB+         1,312,396

       2,000     Mississippi Higher Education Assistance Corporation, Student
                   Loan Revenue Bonds, Senior Series 1993B, 5.800%, 9/01/06
                   (Alternative Minimum Tax)                                          9/05 at 100.00         Aaa         2,004,140

       1,875     Mississippi Hospital Equipment and Facilities Authority, Revenue
                   Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%,
                   9/01/24                                                            9/14 at 100.00         N/R         1,939,219

       5,180     Mississippi, General Obligation Refunding Bonds, Series 2002A,
                   5.500%, 12/01/18                                                     No Opt. Call          AA         6,050,603
-----------------------------------------------------------------------------------------------------------------------------------
                 Missouri - 0.4% (0.2% of Total Investments)

       2,000     St. Louis, Missouri, Airport Revenue Bonds, Airport Development
                   Program, Series 2001A, 5.000%, 7/01/26 - MBIA Insured              7/11 at 100.00         AAA         2,074,520
-----------------------------------------------------------------------------------------------------------------------------------
                 Nebraska - 1.6% (1.0% of Total Investments)

       9,000     NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan
                   Program, Series 1993A-5A, 6.250%, 6/01/18 (Alternative Minimum
                   Tax) - MBIA Insured                                                  No Opt. Call         AAA         9,341,370
-----------------------------------------------------------------------------------------------------------------------------------
                 Nevada - 4.6% (3.0% of Total Investments)

       7,000     Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement
                   Revenue Bonds, Series 2003, 5.000%, 7/01/23 - AMBAC Insured        7/13 at 100.00         AAA         7,476,980

      10,420     Clark County School District, Nevada, General Obligation Bonds,
                   Series 2002C, 5.500%, 6/15/18 (Pre-refunded to 6/15/12) - MBIA
                   Insured                                                            6/12 at 100.00         AAA        11,822,532

       4,500     Clark County School District, Nevada, General Obligation School
                   Improvement Bonds, Series 1991A, 7.000%, 6/01/10 - MBIA Insured      No Opt. Call         AAA         5,276,250

       5,425     Director of Nevada State Department of Business and Industry,
                   Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                   2000, 0.000%, 1/01/25 - AMBAC Insured                                No Opt. Call         AAA         2,055,750

         525     Nevada Housing Division, Single Family Mortgage Bonds, Senior
                   Series 1992B-1, 6.200%, 10/01/15                                  10/05 at 101.00          A1           530,954
-----------------------------------------------------------------------------------------------------------------------------------
                 New Jersey - 3.9% (2.5% of Total Investments)

       1,100     New Jersey Health Care Facilities Financing Authority, Revenue
                   Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%,
                   7/01/30                                                            7/10 at 101.00        BBB-         1,236,389

                 New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
       2,345       6.500%, 1/01/16 - MBIA Insured                                       No Opt. Call         AAA         2,820,378
       1,180       6.500%, 1/01/16 - MBIA Insured                                       No Opt. Call         AAA         1,430,585

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 New Jersey (continued)

$     14,560     Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                   Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32        6/12 at 100.00         BBB    $   14,549,226

       3,125     Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                   Settlement Asset-Backed Bonds, Series 2003, 6.750%, 6/01/39        6/13 at 100.00         BBB         3,309,156
-----------------------------------------------------------------------------------------------------------------------------------
                 New York - 9.1% (5.9% of Total Investments)

       1,200     Hempstead Industrial Development Agency, New York, Resource
                   Recovery Revenue Refunding Bonds, American Ref-Fuel Company of
                   Hempstead, Series 2001, 5.000%, 12/01/10 (Mandatory put 6/01/10)     No Opt. Call         BBB         1,266,588

                 New York City Transitional Finance Authority, New York, Future
                   Tax Secured Bonds, Fiscal Series 1998C:

       1,350       5.000%, 5/01/26 (Pre-refunded to 5/01/08)                          5/08 at 101.00         AAA         1,445,756
          35       5.000%, 5/01/26 (Pre-refunded to 5/01/08)                          5/08 at 101.00         AAA            37,483
      15,530       5.000%, 5/01/26                                                    5/08 at 101.00         AAA        15,985,495

                 New York City Transitional Finance Authority, New York, Future
                   Tax Secured Bonds, Fiscal Series 2000C:

       3,630       5.875%, 11/01/16 (Pre-refunded to 5/01/10)                         5/10 at 101.00         AAA         4,146,440
       5,000       5.500%, 11/01/24                                                   5/10 at 101.00         AAA         5,483,050

         220     New York City Transitional Finance Authority, New York, Future
                   Tax Secured Bonds, Fiscal Series 2000A, 5.875%, 11/01/16 (Pre-
                   refunded to 5/01/10)                                               5/10 at 101.00         AAA           251,079

       1,780     New York State Medical Care Facilities Finance Agency, FHA-
                   Insured Mortgage Revenue Bonds, Hospital and Nursing Home
                   Projects, Series 1992B, 6.200%, 8/15/22                            8/05 at 100.00         AAA         1,795,717

       4,200     New York State Medical Care Facilities Finance Agency, FHA-
                   Insured Mortgage Revenue Bonds, Kenmore Mercy Hospital, Series
                   1995B, 6.150%, 2/15/35                                             8/05 at 102.00          AA         4,293,492

       3,365     New York State Medical Care Facilities Finance Agency, FHA-
                   Insured Hospital and Nursing Home Mortgage Revenue Bonds,
                   Series 1994A, 6.200%, 2/15/21                                      8/05 at 101.00          AA         3,406,861

       6,250     Port Authority of New York and New Jersey, Special Project Bonds,
                   JFK International Air Terminal LLC, Sixth Series 1997, 6.250%,
                   12/01/15 (Alternative Minimum Tax) - MBIA Insured                    No Opt. Call         AAA         7,258,563

                 New York State Tobacco Settlement Financing Corporation,
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1:
       5,400       5.500%, 6/01/16                                                    6/10 at 100.00         AA-         5,890,050
       2,500       5.500%, 6/01/18                                                    6/12 at 100.00         AA-         2,780,725
-----------------------------------------------------------------------------------------------------------------------------------
                 North Carolina - 3.2% (2.1% of Total Investments)

       2,675     Charlotte, North Carolina, Water and Sewerage System Revenue
                   Bonds, Series 2001, 5.500%, 6/01/13                                6/11 at 101.00         AAA         3,019,380

       2,000     North Carolina Municipal Power Agency 1, Catawba Electric Revenue
                   Bonds, Series 1992, 6.000%, 1/01/11 - MBIA Insured                   No Opt. Call         AAA         2,275,500

      10,000     North Carolina Municipal Power Agency 1, Catawba Electric Revenue
                   Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured                1/13 at 100.00         AAA        10,914,900

       2,445     North Carolina Infrastructure Finance Corporation, Certificates
                   of Participation, Correctional Facilities, Series 2004A,
                   5.000%, 2/01/21                                                    2/14 at 100.00         AA+         2,584,903
-----------------------------------------------------------------------------------------------------------------------------------
                 Ohio - 2.3% (1.5% of Total Investments)

       9,000     Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A,
                   5.000%, 1/01/31 - FSA Insured                                      1/10 at 101.00         AAA         9,274,770

       3,000     Franklin County, Ohio, Development Revenue Bonds, American
                   Chemical Society, Series 1999, 5.800%, 10/01/14                   10/09 at 101.00           A         3,247,680

       1,000     Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage
                   Revenue Bonds, Hamilton Creek Apartments Project, Series 1994A,
                   5.550%, 7/01/24 (Alternative Minimum Tax)                          7/05 at 103.00          Aa         1,018,050
-----------------------------------------------------------------------------------------------------------------------------------
                 Oklahoma - 0.7% (0.5% of Total Investments)

         400     Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
                   Bonds, Homeownership Loan Program, Series 2000C-2, 6.200%,
                   9/01/28 (Alternative Minimum Tax)                                  3/10 at 101.00         Aaa           424,284

       3,340     Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding
                   Bonds, Hillcrest Medical Center, Series 1996, 6.500%, 6/01/09 -
                   CONNIE LEE/AMBAC Insured                                             No Opt. Call         AAA         3,769,825

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Pennsylvania - 1.6% (1.0% of Total Investments)

$      1,530     Beaver Area School District, Beaver County, Pennsylvania, General
                   Obligation Bonds, Series 2001, 5.000%, 1/15/20 - FGIC Insured      7/06 at 100.00         AAA    $    1,563,859

       5,000     Pennsylvania Economic Development Financing Authority, Senior
                   Lien Resource Recovery Revenue Bonds, Northampton Generating
                   Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)   7/05 at 101.00        BBB-         5,057,250

       2,600     Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
                   2004A, 5.500%, 12/01/31 - AMBAC Insured                           12/14 at 100.00         AAA         2,888,938
-----------------------------------------------------------------------------------------------------------------------------------
                 Puerto Rico - 3.2% (2.1% of Total Investments)

      12,390     Puerto Rico, General Obligation and Public Improvement Refunding
                   Bonds, Series 1997, 6.500%, 7/01/13 - MBIA Insured                   No Opt. Call         AAA        15,104,773

       3,470     University of Puerto Rico, University System Revenue Bonds,
                   Series 2000O, 5.750%, 6/01/18 - MBIA Insured                       6/10 at 100.00         AAA         3,865,996
-----------------------------------------------------------------------------------------------------------------------------------
                 Rhode Island - 3.4% (2.2% of Total Investments)

      20,000     Rhode Island Tobacco Settlement Financing Corporation, Tobacco
                   Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42       6/12 at 100.00         BBB        20,163,400
-----------------------------------------------------------------------------------------------------------------------------------
                 South Carolina - 4.2% (2.7% of Total Investments)

       4,120     Medical University Hospital Authority, South Carolina, FHA-
                   Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/23
                   - MBIA Insured                                                     8/14 at 100.00         AAA         4,456,398

       3,000     Myrtle Beach, South Carolina, Hospitality and Accommodation Fee
                   Revenue Bonds, Series 2004A, 5.000%, 6/01/36 - FGIC Insured        6/14 at 100.00         AAA         3,132,840

                 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                   Bonds, Series 1991:
       5,000       6.250%, 1/01/21 - FGIC Insured                                       No Opt. Call         AAA         6,184,200
       5,750       4.000%, 1/01/23 - MBIA Insured                                     7/05 at 100.00         AAA         5,465,835

       5,085     Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                   Refunding Bonds, Series 1998A, 5.500%, 1/01/13 - MBIA Insured        No Opt. Call         AAA         5,718,337
-----------------------------------------------------------------------------------------------------------------------------------
                 South Dakota - 0.3% (0.3% of Total Investments)

       1,750     South Dakota Health and Educational Facilities Authority, Revenue
                   Bonds, Sioux Valley Hospital and Health System, Series 2004A,
                   5.500%, 11/01/31                                                  11/14 at 100.00          A+         1,866,690
-----------------------------------------------------------------------------------------------------------------------------------
                 Tennessee - 0.3% (0.3% of Total Investments)

       1,500     Metropolitan Government of Nashville-Davidson County, Tennessee,
                   Electric System Revenue Bonds, Series 1998A, 5.200%, 5/15/23       5/08 at 102.00          AA         1,600,905
-----------------------------------------------------------------------------------------------------------------------------------
                 Texas - 18.0% (11.7% of Total Investments)

       4,500     Alliance Airport Authority, Texas, Special Facilities Revenue
                   Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                   (Alternative Minimum Tax)                                          6/05 at 100.00         CCC         3,531,510

       4,000     Central Texas Regional Mobility Authority, Travis and Williamson
                   Counties, Toll Road Revenue Bonds, Series 2005, 5.000%,
                   1/01/35 - FGIC Insured                                             1/15 at 100.00         AAA         4,153,600

       3,345     Columbia-Brazoria Independent School District, Texas, Unlimited
                   Tax School Building Bonds, Series 1999, 4.750%, 2/01/25            2/09 at 100.00         AAA         3,374,403

       8,000     Dallas-Ft. Worth International Airport, Texas, Joint Revenue
                   Refunding and Improvement Bonds, Series 2001A, 5.875%, 11/01/19
                   (Alternative Minimum Tax) - FGIC Insured                          11/11 at 100.00         AAA         8,888,000

       2,250     Dallas-Ft. Worth International Airport, Texas, Joint Revenue
                   Bonds, Series 2004B, 5.000%, 11/01/27 (Alternative Minimum Tax)
                    - FSA Insured                                                    11/14 at 100.00         AAA         2,310,818

       6,000     Garland Housing Finance Corporation, Texas, Multifamily Housing
                   Revenue Bonds, Legacy Pointe Apartments, Series 2000, 7.500%,
                    6/01/40 (Alternative Minimum Tax) (Optional put 6/01/14)         12/11 at 101.00         N/R         6,161,460

       7,000     Harris County Health Facilities Development Corporation, Texas,
                   Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                   5.000%, 11/15/30 - MBIA Insured                                   11/13 at 100.00         AAA         7,281,120

      28,305     Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                   Convention and Entertainment Project, Series 2001B, 0.000%,
                   9/01/28 - AMBAC Insured                                              No Opt. Call         AAA         8,837,953

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Texas (continued)

$      7,500     Houston, Texas, Junior Lien Water and Sewerage System Revenue
                 Refunding Bonds, Series 2002A, 5.750%, 12/01/32 - FSA Insured          No Opt. Call         AAA    $    9,048,225

       5,000     Houston, Texas, Junior Lien Water and Sewerage System Revenue
                   Refunding Bonds, Series 1997D, 5.000%, 12/01/25 (Pre-refunded
                   to 12/01/07) - FGIC Insured                                       12/07 at 102.00         AAA         5,352,500

       7,015     Liberty County Housing Development Corporation, Texas,
                   Multifamily Housing Revenue Bonds, Series 1999, 7.250%,
                   6/01/34 (Optional put 6/01/09)                                       No Opt. Call         N/R         6,146,262

         245     Midland Housing Finance Corporation, Texas, Single Family
                   Mortgage Revenue Refunding Bonds, Series 1992A, 8.450%,
                   12/01/11                                                          11/05 at 103.00         Aaa           254,325

                 Montgomery Independent School District, Montgomery County, Texas,
                   Unlimited Tax School Building and Refunding Bonds, Series 2001:

       2,300       5.500%, 2/15/21                                                    2/11 at 100.00         AAA         2,510,243
       2,400       5.500%, 2/15/23                                                    2/11 at 100.00         AAA         2,619,384

                 Mt. Pleasant Independent School District, Titus County,
                 Texas, General Obligation Refunding Bonds, Series 2001:
       3,025       5.000%, 2/15/26                                                    8/11 at 100.00         Aaa         3,125,672
       3,000       5.125%, 2/15/31                                                    8/11 at 100.00         Aaa         3,113,400

       6,000     Raven Hills Higher Education Corporation, Texas, Student Housing
                   Revenue Bonds, Angelo State University - Texan Hall LLC, Series
                    2002A, 5.000%, 8/01/25 - MBIA Insured                             8/12 at 100.00         Aaa         6,288,720

       3,410     Retama Development Corporation, Texas, Special Facilities Revenue
                   Bonds, Retama Park Racetrack, Series 1993, 8.750%, 12/15/18
                   (Pre-refunded to 12/15/12)                                        12/12 at 100.00         AAA         4,307,683

       1,800     Sam Rayburn Municipal Power Agency, Texas, Power Supply System
                   Revenue Refunding Bonds, Series 2002A, 5.750%, 10/01/21 - RAAI
                   Insured                                                           10/12 at 100.00          AA         2,006,622

       4,700     Spring Branch Independent School District, Harris County, Texas,
                   Limited Tax Schoolhouse and Refunding Bonds, Series 2001,
                   5.125%, 2/01/26                                                    2/11 at 100.00         AAA         4,879,023

       4,150     Texas General Services Commission, Certificates of Participation,
                   Series 1992, 7.500%, 9/01/22                                       9/05 at 100.00           A         4,214,034

       8,500     Travis County Health Facilities Development Corporation, Texas,
                   Hospital Revenue Bonds, Daughters of Charity National Health
                   System, Series 1993B, 6.000%, 11/15/22                             5/05 at 101.00         Aaa         8,851,985
-----------------------------------------------------------------------------------------------------------------------------------
                 Utah - 6.2% (4.0% of Total Investments)

       4,845     Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds,
                   South Davis Community Hospital Project, Series 1998, 5.750%,
                    12/15/18                                                         12/08 at 101.00         N/R         4,413,601

      17,570     Intermountain Power Agency, Utah, Power Supply Revenue Refunding
                   Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured                7/07 at 102.00         AAA        18,870,531

                 Intermountain Power Agency, Utah, Power Supply Revenue Bonds,
                   Series 1996A:
       5,065       6.150%, 7/01/14                                                    7/06 at 102.00       A+***         5,369,710
       2,935       6.150%, 7/01/14                                                    7/06 at 102.00          A+         3,082,719

       1,435     Salt Lake City and Sandy Metropolitan Water District, Utah,
                   Water Revenue Bonds, Series 2004, 5.000%, 7/01/21 - AMBAC
                   Insured                                                            7/14 at 100.00         Aaa         1,533,958

         630     Utah Housing Finance Agency, Single Family Mortgage Bonds,
                   Series 2000G, 5.875%, 7/01/27 (Alternative Minimum Tax)            7/10 at 100.00          AA           632,558

                 Utah Housing Finance Agency, Single Family Mortgage Bonds,
                   Series 2001C:
       2,105       5.500%, 1/01/18 (Alternative Minimum Tax)                          1/11 at 100.00         AA-         2,199,451
         640       5.650%, 1/01/21 (Alternative Minimum Tax)                          1/11 at 100.00         Aa2           663,053
-----------------------------------------------------------------------------------------------------------------------------------
                 Virginia - 1.8% (1.1% of Total Investments)

       8,190     Hampton, Virginia, Revenue Bonds, Convention Center Project,
                   Series 2002, 5.000%, 1/15/35 - AMBAC Insured                       1/13 at 100.00         AAA         8,521,449

       1,775     Virginia Transportation Board, Transportation Revenue Refunding
                   Bonds, U.S. Route 58 Corridor Development Program, Series
                   1997C, 5.125%, 5/15/19                                             5/07 at 101.00         AA+         1,860,253

        Portfolio of Investments April 30, 2005 (Unaudited)

   Principal                                                                           Optional Call                        Market
Amount (000)     Description(1)                                                          Provisions*   Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Washington - 10.2% (6.6% of Total Investments)

$      1,855     Chelan County Public Utility District 1, Washington, Hydro
                   Consolidated System Revenue Bonds, Series 1999A, 6.200%,
                   7/01/34 (Alternative Minimum Tax)                                  7/09 at 101.00          AA    $    2,042,225

       1,655     Everett, Washington, Limited Tax General Obligation Bonds, Series
                   1997, 5.125%, 9/01/17 - FSA Insured                                9/07 at 100.00         Aaa         1,727,125

       6,000     Grant County Public Utility District 2, Washington, Revenue Bonds,
                   Wanapum Hydroelectric Development, Series 2005A, 5.000%,
                   1/01/34 - FGIC Insured                                             1/15 at 100.00         AAA         6,263,940

       1,619     Skagit County Housing Authority, Washington, GNMA Collateralized
                   Mortgage Loan Nursing Facility Revenue Bonds, Sea Mar Community
                   Project, Series 1993, 7.000%, 6/20/35                              5/05 at 104.00         AAA         1,686,707

       1,500     Snohomish County School District 6, Mukilteo, Washington,
                   Unlimited Tax General Obligation and Refunding Bonds, Series
                   1993, 5.700%, 12/01/12 - FGIC Insured                                No Opt. Call         AAA         1,711,035

       8,155     Tacoma, Washington, Electric System Revenue Refunding Bonds,
                   Series 2001A, 5.750%, 1/01/20 - FSA Insured                        1/11 at 101.00         AAA         9,055,801

       4,705     Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series
                   1994B, 8.000%, 12/01/08 - FGIC Insured                               No Opt. Call         AAA         5,484,242

       4,845     Washington State Tobacco Settlement Authority, Tobacco Settlement
                   Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26           6/13 at 100.00         BBB         5,097,909

       2,000     Washington State Healthcare Facilities Authority, Revenue Bonds,
                   Highline Community Hospital, Series 1998, 5.000%, 8/15/21 -
                   RAAI Insured                                                       8/08 at 102.00          AA         2,055,040

       1,000     Washington State Healthcare Facilities Authority, Revenue Bonds,
                   Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 -
                   AMBAC Insured                                                      8/13 at 102.00         AAA         1,044,460

                 Washington Public Power Supply System, Revenue Refunding
                   Bonds, Nuclear Project 2, Series 1990A:
       6,080       7.250%, 7/01/06                                                      No Opt. Call         Aaa         6,395,674
         395       7.250%, 7/01/06                                                      No Opt. Call         Aaa           414,671

      11,000     Washington Public Power Supply System, Revenue Refunding Bonds,
                   Nuclear Project 3, Series 1993B, 7.000%, 7/01/09                     No Opt. Call         Aaa        12,617,440

       4,700     Washington Public Power Supply System, Revenue Refunding Bonds,
                   Nuclear Project 3, Series 1998A, 5.125%, 7/01/18                   7/08 at 102.00         Aaa         4,935,795
-----------------------------------------------------------------------------------------------------------------------------------
                 Wisconsin - 1.3% (0.9% of Total Investments)

       7,500     Wisconsin Health and Educational Facilities Authority, Revenue
                   Bonds, Ministry Healthcare Inc., Series 2002A, 5.250%, 2/15/32
                    - MBIA Insured                                                    2/12 at 101.00         AAA         7,940,175
-----------------------------------------------------------------------------------------------------------------------------------
$    930,464     Total Long-Term Investments (cost $858,957,491) - 154.0%                                              910,367,190
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                                                                Market
Amount (000)     Description(1)                                                                        Ratings**             Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Short-Term Investments - 1.0% (0.6% of Total Investments)

$      1,000     Clark County School District, Nevada, General Obligation Bonds,
                   Variable Rate Demand Obligations, Series 2001B, 2.890%, 6/15/21
                   - FSA Insured+                                                                           A-1+    $    1,000,000

       1,850     Massachusetts Development Finance Authority, Revenue Bonds,
                   Boston University, Variable Rate Demand Obligations, Series
                   2002R-4, 2.940%, 10/01/42 - XLCA Insured+                                                A-1+         1,850,000

       2,950     Palm Beach County Health Facilities Authority, Florida, Revenue
                   Bonds, Bethesda Healthcare System, Adjustable Rate Demand
                   Obligations, Series 2001, 3.050%, 12/01/31+                                            VMIG-1         2,950,000
-----------------------------------------------------------------------------------------------------------------------------------
$      5,800     Total Short-Term Investments (cost $5,800,000)                                                          5,800,000
-----------------------------------------------------------------------------------------------------------------------------------

                 Total Investments (cost $864,757,491) - 155.0%                                                        916,167,190
                 ------------------------------------------------------------------------------------------------------------------

                 Other Assets Less Liabilities - 2.2%                                                                   13,362,273
                 ------------------------------------------------------------------------------------------------------------------

                 Preferred Shares, at Liquidation Value - (57.2)%                                                     (338,400,000)
                 ------------------------------------------------------------------------------------------------------------------

                 Net Assets Applicable to Common Shares - 100%                                                      $  591,129,463
                 ==================================================================================================================

 (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

 **   Ratings: Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R   Investment is not rated.

(WI)  Security purchased on a when-issued basis.

+ Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of
        Assets and Liabilities April 30, 2005 (Unaudited)

                                                                            PREMIUM INCOME    PREMIUM INCOME 2    PREMIUM INCOME 4
                                                                                     (NPI)               (NPM)               (NPT)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at market value (cost $1,402,650,035,
    $912,169,063 and $864,757,491, respectively)                            $1,482,821,187    $    969,457,989    $    916,167,190
 Receivables:
    Interest                                                                    23,178,120          14,422,312          15,570,698
    Investments sold                                                             6,217,534           7,899,156           2,775,191
Other assets                                                                       117,618              77,639              75,452
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                         1,512,334,459         991,857,096         934,588,531
-----------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
 Cash overdraft                                                                  3,758,153           9,970,668           1,461,604
 Payable for investments purchased                                              10,624,146                  --           2,848,468
 Accrued expenses:
    Management fees                                                                741,889             492,550             467,473
    Other                                                                          323,658             182,061             189,451
Preferred share dividends payable                                                  140,236              92,261              92,072
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                       15,588,082          10,737,540           5,059,068
-----------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                         525,000,000         347,000,000         338,400,000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                                      $  971,746,377    $    634,119,556    $    591,129,463
===================================================================================================================================
Common shares outstanding                                                       63,785,430          41,093,661          43,236,703
===================================================================================================================================
Net asset value per Common share outstanding
    (net assets applicable to Common shares,
    divided by Common shares outstanding)                                   $       15.23     $          15.43    $          13.67
===================================================================================================================================
Net assets applicable to Common shares consist of:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                     $      637,854    $        410,937    $        432,367
Paid-in surplus                                                                901,327,074         570,810,113         587,063,865
Undistributed net investment income                                              6,893,525           4,591,090           3,404,216
Accumulated net realized gain (loss) from investments                          (17,283,228)          1,018,490         (51,180,684)
Net unrealized appreciation of investments                                      80,171,152          57,288,926          51,409,699
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets applicable to Common shares                                     $  971,746,377    $    634,119,556    $    591,129,463
===================================================================================================================================
 Authorized shares:
    Common                                                                     200,000,000         200,000,000         200,000,000
    Preferred                                                                    1,000,000           1,000,000           1,000,000
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Operations Six Months Ended April 30, 2005 (Unaudited)

                                                                            PREMIUM INCOME    PREMIUM INCOME 2    PREMIUM INCOME 4
                                                                                     (NPI)               (NPM)               (NPT)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                           $   37,390,465    $     24,162,782    $     23,138,947
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                  4,497,042           2,987,632           2,820,568
Preferred shares - auction fees                                                    650,856             430,185             419,523
Preferred shares - dividend disbursing agent fees                                   29,753              29,753              39,671
Shareholders' servicing agent fees and expenses                                     88,120              31,359              44,310
Custodian's fees and expenses                                                      166,925             108,245             100,369
Directors' fees and expenses                                                        12,556              14,537               7,738
Professional fees                                                                   66,087              20,894             130,074
Shareholders' reports - printing and mailing expenses                               69,287              37,021              43,517
Stock exchange listing fees                                                         12,422               8,002               8,412
Investor relations expense                                                         104,716              68,054              66,365
Other expenses                                                                      26,704              23,300              31,100
-----------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian fee credit and legal fee refund                 5,724,468           3,758,982           3,711,647
    Custodian fee credit                                                            (7,847)             (5,011)            (34,917)
    Legal fee refund                                                                    --                  --            (143,090)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                     5,716,621           3,753,971           3,533,640
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           31,673,844          20,408,811          19,605,307
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                        4,892,465           1,015,264          (6,208,230)
Change in net unrealized appreciation (depreciation) of investments                158,761           1,662,986          13,446,380
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                 5,051,226           2,678,250           7,238,150
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                      (4,283,155)         (2,658,813)         (2,839,028)
From accumulated net realized gains from investments                                    --            (333,998)                 --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
    from distributions to Preferred shareholders                                (4,283,155)         (2,992,811)         (2,839,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations      $   32,441,915    $     20,094,250    $     24,004,429
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
           Changes in Net Assets (Unaudited)

                                                 PREMIUM INCOME (NPI)       PREMIUM INCOME 2 (NPM)        PREMIUM INCOME 4 (NPT)
                                            ---------------------------   ---------------------------   ---------------------------
                                              SIX MONTHS           YEAR     SIX MONTHS           YEAR     SIX MONTHS         YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                                 4/30/05       10/31/04        4/30/05       10/31/04        4/30/05      10/31/04
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income                      $ 31,673,844   $ 64,664,939   $ 20,408,811   $ 42,290,011   $ 19,605,307  $ 40,793,820
 Net realized gain (loss) from
    investments                                4,892,465      2,482,620      1,015,264      4,358,413     (6,208,230)      652,547
 Change in net unrealized appreciation
    (depreciation) of investments                158,761     20,569,667      1,662,986     15,104,071     13,446,380    15,883,141
 Distributions to Preferred Shareholders:
    From net investment income                (4,283,155)    (4,988,711)    (2,658,813)    (3,250,596)    (2,839,028)   (3,283,827)
    From accumulated net realized gains
      from investments                                --             --       (333,998)            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
    applicable to Common shares
    from operations                           32,441,915     82,728,515     20,094,250     58,501,899     24,004,429    54,045,681
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
 From net investment income                  (30,234,295)   (61,501,952)   (19,965,171)   (40,436,175)   (18,159,416)  (37,551,098)
 From accumulated net realized gains
    from investments                                  --             --     (3,990,843)            --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
    Common shares from distributions
    to Common shareholders                   (30,234,295)   (61,501,952)   (23,956,014)   (40,436,175)   (18,159,416)  (37,551,098)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Preferred shares offering costs                       --             --             --             --             --        14,080
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    applicable to Common shares                2,207,620     21,226,563     (3,861,764)    18,065,724      5,845,013    16,508,663
Net assets applicable to Common
    shares at the beginning of period        969,538,757    948,312,194    637,981,320    619,915,596    585,284,450   568,775,787
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
    shares at the end of period             $971,746,377   $969,538,757   $634,119,556   $637,981,320   $591,129,463  $585,284,450

===================================================================================================================================
Undistributed net investment
    income at the end of period             $  6,893,525   $ 9,737,131    $  4,591,090   $  6,806,263   $  3,404,216  $  4,797,353
===================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2005, Premium Income (NPI) and Premium Income 4 (NPT) had outstanding when-issued purchase commitments of $10,624,146 and $2,848,468, respectively. There were no such outstanding purchase commitments in Premium Income 2 (NPM).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations for Premium Income 4 (NPT) reflects a refund of workout expenditures paid in a prior reporting period.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
      Financial Statements (Unaudited) (continued)

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                            PREMIUM           PREMIUM           PREMIUM
                             INCOME          INCOME 2          INCOME 4
                              (NPI)             (NPM)             (NPT)
-----------------------------------------------------------------------
Number of shares:
   Series M                   3,800             2,000             2,200
   Series M2                  2,000                --                --
   Series T                   3,800             3,000             2,000
   Series T2                     --                --             1,328
   Series W                   3,800             2,000             1,680
   Series W2                     --                --               520
   Series TH                  3,800             3,000             2,680
   Series F                   3,800             2,000             1,800
   Series F2                     --             1,880             1,328
-----------------------------------------------------------------------
Total                        21,000            13,880            13,536
=======================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2005.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended April 30, 2005, nor during the fiscal year ended October 31, 2004.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2005, were as follows:

                                                       PREMIUM          PREMIUM           PREMIUM
                                                        INCOME         INCOME 2          INCOME 4
                                                         (NPI)            (NPM)             (NPT)
--------------------------------------------------------------------------------------------------
Purchases                                       $  108,802,903     $ 46,284,902      $ 54,765,439
Sales and maturities                               106,019,291       39,284,937        46,587,106
==================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2005, the cost of investments was as follows:

                                                       PREMIUM          PREMIUM           PREMIUM
                                                        INCOME         INCOME 2          INCOME 4
                                                         (NPI)            (NPM)             (NPT)
--------------------------------------------------------------------------------------------------
Cost of investments                             $1,401,668,396     $911,832,331      $864,254,639
==================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as follows:

                                                       PREMIUM          PREMIUM           PREMIUM
                                                        INCOME         INCOME 2          INCOME 4
                                                         (NPI)             (NPM)            (NPT)
--------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                 $   91,147,755     $ 57,960,559      $ 55,169,835
   Depreciation                                     (9,994,964)        (334,901)       (3,257,284)
Net unrealized appreciation of investments      $   81,152,791     $ 57,625,658      $ 51,912,551
==================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2004, the Funds' last fiscal year end, were as follows:

                                                       PREMIUM          PREMIUM          PREMIUM
                                                        INCOME         INCOME 2          INCOME 4
                                                         (NPI)            (NPM)             (NPT)
--------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *           $   13,928,174     $  9,752,477      $  7,067,130
Undistributed net ordinary income **                     6,449          126,711           157,396
Undistributed net long-term capital gains                   --        4,326,397                --
==================================================================================================

  * Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2004, paid on November 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                       PREMIUM          PREMIUM           PREMIUM
                                                        INCOME         INCOME 2          INCOME 4
                                                         (NPI)            (NPM)             (NPT)
--------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income        $   66,130,210     $ 43,384,403      $ 40,023,013
Distributions from net ordinary income **              287,221          262,847           770,605
Distributions from net long-term capital gains              --               --                --
==================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
      Financial Statements (Unaudited) (continued)

At October 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                    PREMIUM           PREMIUM
                                                     INCOME          INCOME 4
                                                      (NPI)             (NPT)
------------------------------------------------------------------------------
Expiration year:
   2008                                         $ 9,710,067       $ 2,151,015
   2009                                                  --                --
   2010                                           6,203,091        18,079,555
   2011                                           6,263,502        24,792,603
------------------------------------------------------------------------------
Total                                           $22,176,660       $45,023,173
==============================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Directors, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of May 31, 2005, the complex-level fee rate was .1905%; that is, the funds' effective management fees were reduced by approximately .0095%.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------------------------------
For the first $125 million                                                                        .4500%
For the next $125 million                                                                         .4375
For the next $250 million                                                                         .4250
For the next $500 million                                                                         .4125
For the next $1 billion                                                                           .4000
For the next $3 billion                                                                           .3875
For net assets over $5 billion                                                                    .3750
========================================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                                             COMPLEX-LEVEL FEE RATE
-------------------------------------------------------------------------------------------------------
For the first $55 billion                                                                        .2000%
For the next $1 billion                                                                          .1800
For the next $1 billion                                                                          .1600
For the next $3 billion                                                                          .1425
For the next $3 billion                                                                          .1325
For the next $3 billion                                                                          .1250
For the next $5 billion                                                                          .1200
For the next $5 billion                                                                          .1175
For the next $15 billion                                                                         .1150
For Managed Assets over $91 billion(2)                                                           .1400
=======================================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)      MANAGEMENT FEE RATE
---------------------------------------------------------------------------------------------------------
For the first $125 million                                                                         .6500%
For the next $125 million                                                                          .6375
For the next $250 million                                                                          .6250
For the next $500 million                                                                          .6125
For the next $1 billion                                                                            .6000
For the next $3 billion                                                                            .5875
For net assets over $5 billion                                                                     .5750
=========================================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and the Adviser, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2005, to shareholders of record on May 15, 2005, as follows:

                                   PREMIUM           PREMIUM           PREMIUM
                                    INCOME          INCOME 2          INCOME 4
                                     (NPI)             (NPM)             (NPT)
--------------------------------------------------------------------------------
Dividend per share                  $.0770            $.0785            $.0680
================================================================================

Financial
        Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                             Less Distributions
                                  -------------------------------------------------------------   --------------------------------
                                                      Distributions  Distributions
                                                           from Net           from                       Net
                      Beginning                          Investment        Capital                Investment    Capital
                         Common                     Net   Income to       Gains to                 Income to   Gains to
                          Share        Net    Realized/   Preferred      Preferred                    Common     Common
                      Net Asset  Ivestment   Unrealized      Share-         Share-                    Share-     Share-
                          Value     Income  Gain (Loss)    holders+       holders+        Total      holders    holders     Total
----------------------------------------------------------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                  $15.20   $    .50       $  .07       $(.07)        $   --     $    .50     $   (.47)  $     --   $  (.47)
2004                      14.87       1.01          .36        (.08)            --         1.29         (.96)        --      (.96)
2003                      14.87       1.05         (.03)       (.07)            --          .95         (.95)        --      (.95)
2002                      15.27       1.10         (.48)       (.11)            --          .51         (.91)        --      (.91)
2001                      14.23       1.12          .98        (.26)            --         1.84         (.80)        --      (.80)
2000                      13.46       1.11          .78        (.33)            --         1.56         (.79)        --      (.79)

PREMIUM INCOME 2 (NPM)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                   15.53        .50          .06        (.06)          (.01)         .49         (.49)      (.10)     (.59)
2004                      15.09       1.02          .48        (.08)            --         1.42         (.98)        --      (.98)
2003                      15.27       1.08         (.10)       (.07)          (.01)         .90         (.98)      (.10)    (1.08)
2002                      15.53       1.17         (.30)       (.11)          (.01)         .75         (.96)      (.05)    (1.01)
2001                      14.75       1.21          .73        (.27)            --         1.67         (.89)        --      (.89)
2000                      14.61       1.22          .20        (.34)            --         1.08         (.92)      (.02)     (.94)

PREMIUM INCOME 4 (NPT)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                   13.54        .45          .17        (.07)            --          .55         (.42)        --      (.42)
2004                      13.15        .94          .40        (.08)            --         1.26         (.87)        --      (.87)
2003                      13.46        .93         (.32)       (.07)            --          .54         (.85)        --      (.85)
2002                      14.22       1.00         (.80)       (.11)            --          .09         (.85)        --      (.85)
2001                      13.54       1.08          .66        (.25)            --         1.49         (.81)        --      (.81)
2000                      13.50       1.11          .07        (.32)            --          .86         (.82)        --      (.82)
==================================================================================================================================

*     Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and legal fee refund, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the six months ended April 30, 2005.

                                                                                      Ratios/Supplemental Data
                                                                   ---------------------------------------------------------------
                                                 Total Returns                     Before Credit/Refund    After Credit/Refund***
                                               ------------------                ------------------------  -----------------------
                                                                                                    Ratio                   Ratio
                                                                                                   of Net                  of Net
                                                                                    Ratio of   Investment    Ratio of  Investment
                                                            Based        Ending     Expenses    Income to    Expenses   Income to
                         Ending                                on           Net   to Average      Average  to Average     Average
                         Common                  Based     Common        Assets   Net Assets   Net Assets  Net Assets  Net Assets
                          Share       Ending        on   ShareNet    Applicable   Applicable   Applicable  Applicable  Applicable
                      Net Asset       Market    Market      Asset     to Common    to Common    to Common   to Common   to Common
                          Value        Value   Value**    Value**  Shares (000)     Shares++     Shares++    Shares++    Shares++
----------------------------------------------------------------------------------------------------------------------------------
PREMIUM INCOME (NPI)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                $  15.23   $  14.2400      2.97%      3.37%  $   971,746         1.19%*       6.61%*  1.19%*          6.61%*
2004                      15.20      14.3000      8.82       9.00       969,539         1.21         6.76    1.20            6.76
2003                      14.87      14.0600      6.48       6.58       948,312         1.22         7.02    1.22            7.02
2002                      14.87      14.1100      5.51       3.47       948,726         1.22         7.39    1.22            7.39
2001                      15.27      14.2500     26.60      13.22       974,272         1.22         7.49    1.21            7.50
2000                      14.23      11.9375      4.10      12.03       907,640         1.28         8.09    1.27            8.10

PREMIUM INCOME 2 (NPM)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                   15.43      14.0500       .47       3.19       634,120         1.20*        6.52*   1.20*           6.52*
2004                      15.53      14.5700      9.48       9.77       637,981         1.21         6.75    1.21            6.76
2003                      15.09      14.2500      6.57       6.07       619,916         1.22         7.06    1.21            7.07
2002                      15.27      14.4000      5.59       5.03       627,659         1.22         7.70    1.21            7.71
2001                      15.53      14.6100     17.31      11.63       638,365         1.23         7.93    1.21            7.95
2000                      14.75      13.2500     (2.03)      7.71       605,973         1.23         8.38    1.22            8.39

PREMIUM INCOME 4 (NPT)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2005(a)                   13.67      12.2900      (.20)      4.14       591,129         1.26*        6.72*   1.23*           6.76*
2004                      13.54      12.7400      8.98       9.90       585,284         1.30         7.10    1.29            7.10
2003                      13.15      12.5200      3.09       4.12       568,776         1.36         6.95    1.35            6.96
2002                      13.46      12.9700       .52        .76       581,961         1.36         7.36    1.35            7.37
2001                      14.22      13.7500     18.68      11.28       614,989         1.34         7.73    1.33            7.74
2000                      13.54      12.3125      3.28       6.58       585,387         1.27         8.22    1.26            8.23
==================================================================================================================================

                                   Preferred Shares at End of Period
                                  ------------------------------------
                                    Aggregate  Liquidation
                      Portfolio        Amount   and Market       Asset
                       Turnover   Outstanding        Value    Coverage
                           Rate         (000)    Per Share   Per Share
----------------------------------------------------------------------
PREMIUM INCOME (NPI)
----------------------------------------------------------------------
Year Ended 10/31:
2005(a)                       7%  $   525,000  $    25,000  $   71,274
2004                         17       525,000       25,000      71,169
2003                         24       525,000       25,000      70,158
2002                          4       525,000       25,000      70,177
2001                         20       525,000       25,000      71,394
2000                         18       525,000       25,000      68,221
----------------------------------------------------------------------
PREMIUM INCOME 2 (NPM)
----------------------------------------------------------------------
Year Ended 10/31:
2005(a)                       4       347,000       25,000      70,686
2004                         23       347,000       25,000      70,964
2003                         21       347,000       25,000      69,663
2002                         21       347,000       25,000      70,220
2001                         12       347,000       25,000      70,992
2000                          7       347,000       25,000      68,658
----------------------------------------------------------------------
PREMIUM INCOME 4 (NPT)
----------------------------------------------------------------------
Year Ended 10/31:
2005(a)                       5       338,400       25,000      68,671
2004                          6       338,400       25,000      68,239
2003                         17       338,400       25,000      67,019
2002                         16       338,400       25,000      67,983
2001                         10       338,400       25,000      70,434
2000                         14       338,400       25,000      68,247
======================================================================

                                 See accompanying notes to financial statements.

Reinvest Automatically
         Easily and Conveniently

Nuveen makes
reinvesting easy.
A phone call is
all it takes to
set up your
reinvestment
account.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market. Easy and convenient To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
        Information

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

BOARD OF DIRECTORS

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES

State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferredstock in the future at such times an din such amounts as is deemed advisable. No shares were repurchased during the period convered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                               [GRAPHIC OMITTED]

            Learn more
 about Nuveen Funds at
    www.nuveen.com/etf

Nuveen Investments:

SERVING Investors
              For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

o Share prices

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                                                                       [LOGO]
                                                                 NUVEEN
                                                                    Investments

                                                                   ESA-E-04050D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2005
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By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.